UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.0
0.01 - 0.99%	0.3
1 - 1.99%	4.7
2 - 2.99%	32.1
3 - 3.99%	17.0
4 - 4.99%	7.4
5 - 5.99%	7.3
6 - 6.99%	9.3
7 - 7.99%	0.5
8 - 8.99%	0.0
9 - 9.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (54.5)%
Written options - (6.6)%
Futures and Swaps - (12.1)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds 4.125% 8/15/53	990	948
U.S. Treasury Notes:
4% 2/15/27	1,080	1,071
4.625% 11/15/26	1,190	1,194

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,211)		3,213

U.S. Government Agency - Mortgage Securities - 133.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 39.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.484% 3/1/36 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (b)(c)	179	183
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	13	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	3	3
1.5% 11/1/35 to 7/1/51	21,286	16,733
2% 2/1/28 to 3/1/52	40,332	34,173
2.5% 1/1/28 to 1/1/52	61,813	52,948
3% 2/1/31 to 2/1/52	35,471	31,325
3.5% 9/1/33 to 3/1/52	9,260	8,456
3.5% 12/1/46	1,538	1,414
4% 3/1/39 to 8/1/52	8,302	7,765
4.5% 5/1/25 to 11/1/52	6,138	5,919
5% 3/1/33 to 11/1/53	11,986	11,727
5.29% 8/1/41 (b)	91	90
5.5% 10/1/52 to 8/1/53	6,878	6,851
6% 11/1/52 to 9/1/53	2,610	2,648
6% 11/1/53	1,200	1,209
6.5% 2/1/27 to 1/1/54	3,271	3,376
6.705% 2/1/39 (b)	33	34
7% to 7% 7/1/26 to 5/1/30	45	46
7.5% to 7.5% 8/1/25 to 9/1/32	64	67
8% 12/1/29 to 3/1/37	5	5
9% 10/1/30	16	17
TOTAL FANNIE MAE		185,079
Freddie Mac - 25.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	63	64
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	21	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (b)(c)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (b)(c)	55	56
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.356% 5/1/34 (b)(c)	0	0
1.5% 7/1/35 to 6/1/51	12,023	9,408
2% 3/1/36 to 12/1/51	10,850	9,108
2.5% 1/1/28 to 12/1/51 (d)	32,232	27,857
3% 12/1/30 to 5/1/52	11,900	10,557
3.5% 3/1/32 to 4/1/52 (e)(f)	22,347	20,338
3.5% 7/1/42	404	372
3.5% 7/1/42	179	165
3.5% 9/1/42	525	483
3.5% 11/1/42	159	146
4% 1/1/36 to 10/1/52	14,482	13,615
4% 4/1/48	5	4
4.5% 7/1/25 to 12/1/48	2,745	2,671
5% 7/1/33 to 1/1/53	6,714	6,590
5.5% 10/1/52 to 3/1/54 (d)	10,053	10,054
5.5% 1/1/54	214	212
5.5% 2/1/54	86	85
5.5% 3/1/54	297	294
6% 11/1/28 to 11/1/53	3,657	3,711
6.5% 4/1/24 to 1/1/54 (d)	2,247	2,322
7% 3/1/26 to 9/1/36	77	80
7.5% 1/1/27 to 7/1/34	146	152
TOTAL FREDDIE MAC		118,442
Ginnie Mae - 34.8%
3% 6/15/42 to 4/15/45	836	750
3.5% 9/20/40 to 7/20/46	2,528	2,324
4% 7/20/33 to 5/20/49	7,396	7,024
4.5% 8/15/33 to 4/20/53	4,703	4,542
5% 5/15/39 to 4/20/48	708	706
5.5% 12/15/38 to 9/15/39	63	64
6.5% 10/15/34 to 7/15/36	24	25
7% to 7% 1/15/26 to 4/20/32	64	66
7.5% to 7.5% 12/15/26 to 12/15/29	14	15
8% 4/15/24 to 10/15/25	2	2
8.5% 11/15/27 to 10/15/28	4	4
2% 11/20/50 to 5/20/52	9,903	8,062
2% 3/1/54 (g)	2,550	2,075
2% 3/1/54 (g)	2,750	2,238
2% 3/1/54 (g)	1,950	1,587
2% 3/1/54 (g)	2,700	2,197
2% 3/1/54 (g)	1,550	1,261
2% 3/1/54 (g)	2,350	1,912
2% 3/1/54 (g)	2,050	1,668
2% 3/1/54 (g)	5,700	4,639
2% 3/1/54 (g)	3,900	3,174
2% 3/1/54 (g)	2,900	2,360
2% 3/1/54 (g)	950	773
2% 3/1/54 (g)	3,650	2,970
2% 4/1/54 (g)	10,050	8,184
2% 4/1/54 (g)	375	305
2% 4/1/54 (g)	10,650	8,673
2% 4/1/54 (g)	8,250	6,718
2% 4/1/54 (g)	825	672
2% 4/1/54 (g)	375	305
2% 4/1/54 (g)	4,250	3,461
2% 4/1/54 (g)	5,025	4,092
2.5% 8/20/51 to 1/20/52	12,515	10,469
2.5% 3/1/54 (g)	3,500	2,962
2.5% 3/1/54 (g)	5,300	4,485
2.5% 3/1/54 (g)	3,025	2,560
2.5% 4/1/54 (g)	175	148
3% 3/1/54 (g)	1,950	1,710
3% 3/1/54 (g)	7,925	6,950
3% 3/1/54 (g)	2,350	2,061
3% 3/1/54 (g)	4,275	3,749
3% 4/1/54 (g)	1,925	1,689
3% 4/1/54 (g)	7,850	6,889
3.5% 3/1/54 (g)	1,850	1,673
3.5% 3/1/54 (g)	3,400	3,075
5% 3/1/54 (g)	6,700	6,544
5.5% 3/1/54 (g)	4,600	4,571
5.5% 3/1/54 (g)	2,900	2,881
6% 3/1/54 (g)	1,150	1,156
6% 3/1/54 (g)	650	653
6% 3/1/54 (g)	800	804
6% 3/1/54 (g)	1,600	1,608
6% 3/1/54 (g)	2,900	2,915
6.5% 3/1/54 (g)	3,150	3,193
6.5% 3/1/54 (g)	1,750	1,774
6.5% 3/1/54 (g)	2,450	2,483
6.5% 4/1/54 (g)	2,500	2,532
6.5% 4/1/54 (g)	1,100	1,114
TOTAL GINNIE MAE		163,496
Uniform Mortgage Backed Securities - 34.4%
2% 3/1/54 (g)	1,100	865
2% 3/1/54 (g)	1,100	865
2% 3/1/54 (g)	16,600	13,048
2% 3/1/54 (g)	11,350	8,922
2% 3/1/54 (g)	17,050	13,402
2% 3/1/54 (g)	8,525	6,701
2% 3/1/54 (g)	6,600	5,188
2% 3/1/54 (g)	900	707
2% 3/1/54 (g)	3,200	2,515
2% 3/1/54 (g)	3,400	2,673
2% 4/1/54 (g)	12,200	9,602
2% 4/1/54 (g)	2,700	2,125
2% 4/1/54 (g)	22,550	17,748
2% 4/1/54 (g)	5,300	4,171
2% 4/1/54 (g)	6,650	5,234
2% 4/1/54 (g)	3,300	2,597
2.5% 3/1/54 (g)	100	82
2.5% 3/1/54 (g)	25	21
2.5% 3/1/54 (g)	150	123
2.5% 3/1/54 (g)	50	41
2.5% 3/1/54 (g)	200	164
2.5% 3/1/54 (g)	100	82
2.5% 3/1/54 (g)	75	62
2.5% 4/1/54 (g)	250	206
3% 3/1/54 (g)	700	599
3% 3/1/54 (g)	2,500	2,139
3% 3/1/54 (g)	700	599
3% 3/1/54 (g)	750	642
3% 3/1/54 (g)	1,150	984
3% 3/1/54 (g)	600	513
3% 3/1/54 (g)	500	428
3% 3/1/54 (g)	450	385
3% 3/1/54 (g)	8,500	7,272
3% 3/1/54 (g)	4,700	4,021
3% 4/1/54 (g)	3,250	2,784
5% 3/1/54 (g)	1,400	1,358
5.5% 3/1/54 (g)	500	495
5.5% 3/1/54 (g)	2,800	2,770
5.5% 3/1/54 (g)	1,400	1,385
6% 3/1/54 (g)	500	502
6% 3/1/54 (g)	500	502
6% 3/1/54 (g)	5,550	5,574
6% 3/1/54 (g)	2,300	2,310
6% 3/1/54 (g)	2,650	2,662
6% 3/1/54 (g)	950	954
6% 3/1/54 (g)	1,000	1,004
6% 3/1/54 (g)	950	954
6% 3/1/54 (g)	2,700	2,712
6% 3/1/54 (g)	2,600	2,611
6.5% 3/1/54 (g)	1,300	1,323
6.5% 3/1/54 (g)	1,900	1,933
6.5% 3/1/54 (g)	300	305
6.5% 3/1/54 (g)	5,000	5,088
6.5% 3/1/54 (g)	6,200	6,309
6.5% 3/1/54 (g)	1,625	1,653
6.5% 3/1/54 (g)	1,675	1,704
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		161,618
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $660,604)		628,635

Asset-Backed Securities - 3.2%
	Principal Amount (a) (000s)	Value ($) (000s)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,141	1,139
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	537	535
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,132	2,130
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	211	215
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (h)	162	158
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (h)	149	150
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (i)	1,100	1,085
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (h)	138	138
Class A3, 5.64% 2/22/28 (h)	106	107
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (h)	332	337
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (h)	760	757
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	109	108
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	224	225
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	103	103
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	11	8
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	249	248
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600	603
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (h)	158	159
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	999	841
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (h)	257	258
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (h)	221	221
Class A3, 4.93% 4/20/26 (h)	279	278
Series 2024-A Class A3, 5.25% 4/20/27 (h)	230	230
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(h)	378	368
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	962	951
Series 2023 2 Class A, 4.89% 4/13/28	810	806
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,191	1,191
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (h)	1,003	1,012
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	117	116
Class A3, 4.66% 5/15/28	295	292
Series 2023-C Class A3, 5.15% 11/15/28	127	127
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	219	219
TOTAL ASSET-BACKED SECURITIES (Cost $15,218)		15,115

Collateralized Mortgage Obligations - 6.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	220	209
Series 2021-E Class A1, 1.74% 12/25/60 (h)	1,820	1,545
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(h)	103	100
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(h)	18	18
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(h)	113	110
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(h)(j)	72	0
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	974	895
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (h)	335	312
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	959	861
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (h)	61	59
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	137	122
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	167	162
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	334	313
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (b)(c)	267	253
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.1678% 9/25/33 (b)	32	31
TOTAL PRIVATE SPONSOR		4,990
U.S. Government Agency - 5.6%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (b)(i)(k)	29	4
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	26	26
Series 1999-32 Class PL, 6% 7/25/29	34	34
Series 1999-33 Class PK, 6% 7/25/29	25	25
Series 2001-52 Class YZ, 6.5% 10/25/31	4	4
Series 2005-39 Class TE, 5% 5/25/35	63	63
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (b)(c)(k)	2	2
Series 2012-149:
Class DA, 1.75% 1/25/43	29	27
Class GA, 1.75% 6/25/42	33	30
Series 2021-69 Class JK, 1.5% 10/25/51	257	209
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	31	31
Series 2001-31 Class ZC, 6.5% 7/25/31	12	12
Series 2002-16 Class ZD, 6.5% 4/25/32	7	7
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (b)(i)(k)	6	0
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	6	0
Series 2020-101 Class BA, 1.5% 9/25/45	455	385
Series 2020-43 Class MA, 2% 1/25/45	298	266
Series 2020-49 Class JA, 2% 8/25/44	163	147
Series 2020-51 Class BA, 2% 6/25/46	470	400
Series 2020-75 Class HA, 1.5% 12/25/44	1,458	1,237
Series 2020-80 Class BA, 1.5% 3/25/45	607	518
Series 2021-68 Class A, 2% 7/25/49	336	262
Series 2021-85 Class L, 2.5% 8/25/48	184	159
Series 2021-96 Class HA, 2.5% 2/25/50	294	252
Series 2022-1 Class KA, 3% 5/25/48	306	274
Series 2022-13 Class JA, 3% 5/25/48	290	260
Series 2022-3 Class N, 2% 10/25/47	2,487	2,118
Series 2022-30 Class E, 4.5% 7/25/48	877	848
Series 2022-4 Class B, 2.5% 5/25/49	216	186
Series 2022-49 Class TC, 4% 12/25/48	283	267
Series 2022-5:
Class 0, 2.5% 6/25/48	297	258
Class BA, 2.5% 12/25/49	248	210
Series 2022-7 Class A, 3% 5/25/48	437	390
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (b)(i)(k)	19	2
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (b)(i)(k)	10	1
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (b)(i)(k)	7	1
Series 2005-79 Class ZC, 5.9% 9/25/35	61	61
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (b)(c)(k)	33	39
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (b)(c)(k)	7	7
Series 2010-135 Class ZA, 4.5% 12/25/40	23	22
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	2	0
Series 2010-150 Class ZC, 4.75% 1/25/41	241	235
Series 2010-95 Class ZC, 5% 9/25/40	506	500
Series 2011-4 Class PZ, 5% 2/25/41	82	78
Series 2011-67 Class AI, 4% 7/25/26 (i)	2	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	72	2
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (b)(i)(k)	6	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	21	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (b)(i)(k)	32	3
Series 2013-51 Class GI, 3% 10/25/32 (i)	35	2
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (b)(i)(k)	54	4
Series 2015-42 Class IL, 6% 6/25/45 (i)	195	32
Series 2015-70 Class JC, 3% 10/25/45	251	233
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	119	20
Series 2020-45 Class JL, 3% 7/25/40	20	18
Series 2021-59 Class H, 2% 6/25/48	189	151
Series 2021-66:
Class DA, 2% 1/25/48	205	165
Class DM, 2% 1/25/48	218	175
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	15	3
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	9	1
Class 13, 6% 3/25/34 (i)	14	2
Series 359 Class 19, 6% 7/25/35 (b)(i)	8	1
Series 384 Class 6, 5% 7/25/37 (i)	27	4
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	30	30
Series 2017-4746 Class PA, 4% 2/15/47	104	99
Series 2021-5141 Class JM, 1.5% 4/25/51	190	155
Series 2021-5148:
Class AD, 1.5% 10/25/51	256	209
Class PC, 1.5% 10/25/51	254	206
Series 2095 Class PE, 6% 11/15/28	33	34
Series 2104 Class PG, 6% 12/15/28	11	11
Series 2121 Class MG, 6% 2/15/29	14	14
Series 2154 Class PT, 6% 5/15/29	26	26
Series 2162 Class PH, 6% 6/15/29	3	3
Series 2520 Class BE, 6% 11/15/32	30	30
Series 2693 Class MD, 5.5% 10/15/33	421	420
Series 2802 Class OB, 6% 5/15/34	47	47
Series 3002 Class NE, 5% 7/15/35	40	39
Series 3189 Class PD, 6% 7/15/36	38	39
Series 3415 Class PC, 5% 12/15/37	13	13
Series 3806 Class UP, 4.5% 2/15/41	83	81
Series 3832 Class PE, 5% 3/15/41	166	165
Series 4135 Class AB, 1.75% 6/15/42	25	23
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	21	21
Series 2015-4506 Class LB, 4% 4/15/44	42	41
Series 2015-4522 Class LB, 4% 6/15/44	30	30
Series 2015-4535 Class LB, 4% 8/15/44	29	29
Series 2016-4636 Class AE, 4% 7/15/42	50	49
Series 2017-4646 Class LA, 4% 9/15/45	78	76
Series 2017-4661 Class AC, 4% 4/15/43	39	38
Series 2020-4993 Class LA, 2% 8/25/44	285	256
Series 2020-5018:
Class LC, 3% 10/25/40	133	119
Class LY, 3% 10/25/40	101	90
Series 2020-5058 Class BE, 3% 11/25/50	559	481
Series 2021-5175 Class CB, 2.5% 4/25/50	1,059	909
Series 2021-5180 Class KA, 2.5% 10/25/47	214	187
Series 2022-5189:
Class DA, 2.5% 5/25/49	238	203
Class TP, 2.5% 5/25/49	232	197
Series 2022-5190:
Class BA, 2.5% 11/25/47	225	196
Class CA, 2.5% 5/25/49	194	165
Series 2022-5191 Class CA, 2.5% 4/25/50	253	215
Series 2022-5197:
Class A, 2.5% 6/25/49	194	165
Class DA, 2.5% 11/25/47	171	149
Series 2022-5198 Class BA, 2.5% 11/25/47	823	730
Series 2022-5202:
Class AG, 3% 1/25/49	145	130
Class LB, 2.5% 10/25/47	182	159
Series 2022-5248 Class A, 4% 4/15/48	779	745
Series 2114 Class ZM, 6% 1/15/29	5	5
Series 2135 Class JE, 6% 3/15/29	14	14
Series 2274 Class ZM, 6.5% 1/15/31	11	11
Series 2281 Class ZB, 6% 3/15/30	7	7
Series 2357 Class ZB, 6.5% 9/15/31	24	24
Series 2502 Class ZC, 6% 9/15/32	22	23
Series 3871 Class KB, 5.5% 6/15/41	156	159
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (b)(i)(k)	14	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	5	0
Series 2017-4683 Class LM, 3% 5/15/47	229	214
Series 2020-5041:
Class LA, 1.5% 11/25/40	881	716
Class LB, 3% 11/25/40	226	203
Series 2020-5046 Class PT, 1.5% 11/25/40	668	542
Series 2021-5083 Class VA, 1% 8/15/38	974	908
Series 2021-5176 Class AG, 2% 1/25/47	796	679
Series 2021-5182 Class A, 2.5% 10/25/48	1,390	1,210
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7608% 11/15/31 (b)(i)(k)	26	1
Series 2587 Class IM, 6.5% 3/15/33 (i)	11	2
Series 2933 Class ZM, 5.75% 2/15/35	142	145
Series 2935 Class ZK, 5.5% 2/15/35	147	149
Series 2947 Class XZ, 6% 3/15/35	73	75
Series 2996 Class ZD, 5.5% 6/15/35	92	93
Series 3237 Class C, 5.5% 11/15/36	122	122
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (b)(i)(k)	45	4
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (b)(i)(k)	35	4
Series 3949 Class MK, 4.5% 10/15/34	27	26
Series 4055 Class BI, 3.5% 5/15/31 (i)	13	0
Series 4149 Class IO, 3% 1/15/33 (i)	19	1
Series 4314 Class AI, 5% 3/15/34 (i)	4	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	88	4
Series 4471 Class PA 4% 12/15/40	113	110
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	215	205
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	13	13
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	326	267
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	171	144
Series 4386 Class AZ, 4.5% 11/15/40	355	340
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (b)(i)(k)	21	2
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (b)(c)(l)	49	48
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (b)(c)(l)	46	45
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (b)(c)(l)	41	41
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (b)(c)(l)	13	13
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (b)(c)(l)	2	2
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8343% 1/20/49 (b)(c)	81	80
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9343% 10/20/49 (b)(c)	131	127
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (b)(c)	260	254
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	7	0
Series 2016-69 Class WA, 3% 2/20/46	106	96
Series 2017-134 Class BA, 2.5% 11/20/46	39	35
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	61	60
Series 2010-160 Class DY, 4% 12/20/40	349	335
Series 2010-170 Class B, 4% 12/20/40	77	74
Series 2017-139 Class BA, 3% 9/20/47	425	376
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (b)(i)(k)	38	2
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (b)(i)(k)	13	1
Series 2011-52 Class HI, 7% 4/16/41 (i)	138	20
Series 2013-149 Class MA, 2.5% 5/20/40	220	211
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	3	3
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (b)(c)(l)	333	332
TOTAL U.S. GOVERNMENT AGENCY		26,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,502)		31,265

Commercial Mortgage Securities - 10.2%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	266	246
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	99
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,013	951
Series 2020-BN26 Class ASB, 2.313% 3/15/63	700	646
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (b)(i)	7,140	155
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (b)(i)	4,951	251
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	2,000	1,875
Class A5, 3.39% 6/15/60	1,519	1,429
BBCMS Mortgage Trust sequential payer:
Series 2021-C9 Class ASB, 1.96% 2/15/54	300	269
Series 2023-C21 Class A3, 6.2963% 9/15/56 (b)	232	243
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class A3, 5.8053% 1/10/57	500	513
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7701% 12/15/62 (b)(i)	13,122	332
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(h)	772	745
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(h)	200	200
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	500	523
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(h)	1,066	1,070
BX Commercial Mortgage Trust floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(h)	938	927
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(h)	100	99
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(h)	466	466
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(h)	197	195
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(c)(h)	253	244
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-P4 Class A4, 2.902% 7/10/49	3,644	3,407
Series 2015-GC33 Class XA, 0.8676% 9/10/58 (b)(i)	7,762	80
Series 2016-P6 Class XA, 0.555% 12/10/49 (b)(i)	6,288	77
Series 2019-GC41 Class XA, 1.0393% 8/10/56 (b)(i)	5,135	186
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 0.9224% 11/10/47 (b)(i)	1,768	3
Series 2014-LC17 Class XA, 0.645% 10/10/47 (b)(i)	5,184	7
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (b)(i)	4,118	11
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(h)	3,840	3,840
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(h)	429	429
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	54	53
Series 2020-K117 Class A2, 1.406% 8/25/30	900	735
Series 2021-K127 Class A2, 2.108% 1/25/31	962	815
Series 2022-K750 Class A2, 3% 9/25/29	600	552
Series 2023-K751 Class A2, 4.412% 3/25/30	400	393
Series 2023-K752 Class A2, 4.284% 7/25/30	1,000	973
Series 2023-K754 Class A2, 4.94% 11/25/30	1,900	1,915
Series K069 Class A2, 3.187% 9/25/27	200	190
Series 2022 K748 Class A2, 2.26% 1/25/29	1,704	1,521
Series K086 Class A2, 3.859% 11/25/28	1,105	1,064
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(c)(h)	1,745	1,737
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(c)(h)	28	27
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(h)	526	518
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	5,000	4,841
Series 2018-GS10:
Class A4, 3.89% 7/10/51	2,200	2,078
Class A5, 4.155% 7/10/51	200	186
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,063	988
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	300	280
Series 2014-GC20 Class XA, 0.8435% 4/10/47 (b)(i)	424	0
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (b)(i)	3,744	54
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(h)	838	842
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 5.9231% 4/15/47 (b)(i)	409	0
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	455	411
Class XAFX, 1.116% 7/5/33 (b)(h)(i)	3,909	97
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(h)	341	338
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0274% 10/15/48 (b)(i)	4,428	43
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.215% 8/15/33 (b)(c)(h)	723	597
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	577	542
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(h)	84	76
Series 2021-L6 Class XA, 1.2063% 6/15/54 (b)(i)	1,093	58
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(h)	647	644
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(h)	316	313
UBS Commercial Mortgage Trust:
sequential payer Series 2017-C1 Class ASB, 3.462% 11/15/50	891	864
Series 2017-C7 Class XA, 0.9871% 12/15/50 (b)(i)	5,372	161
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(h)	468	459
sequential payer Series 2015-C29 Class A4, 3.637% 6/15/48	4,000	3,888
Series 2015-C31 Class XA, 0.9486% 11/15/48 (b)(i)	3,903	45
Series 2017-C42 Class XA, 0.8595% 12/15/50 (b)(i)	7,524	198
Series 2018-C46 Class XA, 0.9198% 8/15/51 (b)(i)	3,836	85
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.8328% 11/15/47 (b)(i)	2,906	5
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,602)		48,104

Money Market Funds - 9.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m) (Cost $42,127)	42,118,347	42,127

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	3,100	109
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	1,600	54
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,100	131

TOTAL PUT OPTIONS			294
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	3,100	113
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	1,600	61
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,100	164

TOTAL CALL OPTIONS			338
TOTAL PURCHASED SWAPTIONS (Cost $640)			632

TOTAL INVESTMENT IN SECURITIES - 163.6% (Cost $802,904)	769,091
NET OTHER ASSETS (LIABILITIES) - (63.6)%	(298,965)
NET ASSETS - 100.0%	470,126

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/54	(5,025)	(4,089)
2% 3/1/54	(10,050)	(8,179)
2% 3/1/54	(375)	(305)
2% 3/1/54	(10,650)	(8,667)
2% 3/1/54	(8,250)	(6,714)
2% 3/1/54	(825)	(671)
2% 3/1/54	(375)	(305)
2% 3/1/54	(4,250)	(3,459)
2.5% 3/1/54	(175)	(148)
2.5% 3/1/54	(1,900)	(1,608)
3% 3/1/54	(1,925)	(1,688)
3% 3/1/54	(7,850)	(6,884)
6.5% 3/1/54	(2,500)	(2,534)
6.5% 3/1/54	(1,100)	(1,115)

TOTAL GINNIE MAE		(46,366)

Uniform Mortgage Backed Securities
2% 3/1/54	(1,950)	(1,533)
2% 3/1/54	(500)	(393)
2% 3/1/54	(12,200)	(9,590)
2% 3/1/54	(2,700)	(2,122)
2% 3/1/54	(22,550)	(17,725)
2% 3/1/54	(1,200)	(943)
2% 3/1/54	(5,300)	(4,166)
2% 3/1/54	(6,650)	(5,227)
2% 3/1/54	(3,300)	(2,594)
2% 3/1/54	(2,800)	(2,201)
2.5% 3/1/54	(250)	(205)
2.5% 3/1/54	(700)	(575)
3% 3/1/54	(2,300)	(1,968)
3% 3/1/54	(3,250)	(2,781)
3% 3/1/54	(1,200)	(1,027)
3.5% 3/1/54	(3,200)	(2,847)
4.5% 3/1/54	(2,450)	(2,319)
5% 3/1/54	(1,950)	(1,891)
5% 3/1/54	(4,750)	(4,607)
5.5% 3/1/54	(600)	(594)
5.5% 3/1/54	(775)	(767)
5.5% 3/1/54	(875)	(866)
6% 3/1/54	(50)	(50)
6% 3/1/54	(500)	(502)
6% 3/1/54	(1,200)	(1,205)
6% 3/1/54	(900)	(904)
6% 3/1/54	(500)	(502)
6% 3/1/54	(500)	(502)
6% 3/1/54	(2,200)	(2,210)
6.5% 3/1/54	(1,550)	(1,577)
6.5% 3/1/54	(1,050)	(1,068)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(75,461)

TOTAL TBA SALE COMMITMENTS (Proceeds $121,960)		(121,827)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	4,000	(142)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	3,300	(128)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	7,600	(336)

TOTAL PUT SWAPTIONS			(606)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	4,000	(194)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	3,300	(138)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	7,600	(279)

TOTAL CALL SWAPTIONS			(611)
TOTAL WRITTEN SWAPTIONS			(1,217)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	123	Jun 2024	25,184	13	13
CBOT 5-Year U.S. Treasury Note Contracts (United States)	72	Jun 2024	7,697	14	14
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Jun 2024	1,789	18	18
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	9	Jun 2024	1,151	17	17

TOTAL PURCHASED					62

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	282	Jun 2024	31,143	(108)	(108)

TOTAL FUTURES CONTRACTS					(46)
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
The notional amount of futures sold as a percentage of Net Assets is 6.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $72,678,605.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	13	(17)	(4)
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	720	6	(12)	(6)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	6	(12)	(6)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	660	147	(172)	(25)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	660	105	(162)	(57)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	550	88	(146)	(58)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	21	(38)	(17)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	70	11	(16)	(5)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	21	(36)	(15)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	350	56	(86)	(30)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	13	(21)	(8)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	550	88	(160)	(72)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	140	22	(36)	(14)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	470	75	(120)	(45)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90	14	(21)	(7)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	16	(17)	(1)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	100	14	(17)	(3)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	300	41	(43)	(2)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	14	(15)	(1)

TOTAL BUY PROTECTION							771	(1,147)	(376)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100	(25)	73	48
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	90	(2)	4	2
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,130	(39)	64	25

TOTAL SELL PROTECTION							(66)	141	75
TOTAL CREDIT DEFAULT SWAPS							705	(1,006)	(301)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	30,443	143	0	143
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	16,299	89	0	89
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	680	5	0	5
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	12,218	82	0	82
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	270	1	0	1
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	303	(2)	0	(2)
TOTAL INTEREST RATE SWAPS							318	0	318

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $65,634,167.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,889,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $543,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,608,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,889,000 or 5.3% of net assets.

(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security
(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,169	129,807	96,849	483	-	-	42,127	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	4,213	4,213	-	-	-	-	0.0%
Total	9,169	134,020	101,062	483	-	-	42,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,213	-	3,213	-

U.S. Government Agency - Mortgage Securities	628,635	-	628,635	-

Asset-Backed Securities	15,115	-	15,115	-

Collateralized Mortgage Obligations	31,265	-	31,265	-

Commercial Mortgage Securities	48,104	-	48,104	-

Money Market Funds	42,127	42,127	-	-

Purchased Swaptions	632	-	632	-
Total Investments in Securities:	769,091	42,127	726,964	-
Derivative Instruments: Assets
Futures Contracts	62	62	-	-
Swaps	1,091	-	1,091	-
Total Assets	1,153	62	1,091	-
Liabilities
Futures Contracts	(108)	(108)	-	-
Swaps	(68)	-	(68)	-
Written Swaptions	(1,217)	-	(1,217)	-
Total Liabilities	(1,393)	(108)	(1,285)	-
Total Derivative Instruments:	(240)	(46)	(194)	-
Other Financial Instruments:
TBA Sale Commitments	(121,827)	-	(121,827)	-
Total Other Financial Instruments:	(121,827)	-	(121,827)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	771	(66)
Total Credit Risk	771	(66)
Interest Rate Risk
Futures Contracts (b)	62	(108)
Purchased Swaptions (c)	632	0
Swaps (d)	320	(2)
Written Swaptions (e)	0	(1,217)
Total Interest Rate Risk	1,014	(1,327)
Total Value of Derivatives	1,785	(1,393)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $760,777)	$726,964
Fidelity Central Funds (cost $42,127)	42,127

Total Investment in Securities (cost $802,904)		$769,091
Receivable for investments sold		573
Receivable for premium on written options		1,246
Receivable for TBA sale commitments		121,960
Receivable for fund shares sold		413
Interest receivable		1,283
Distributions receivable from Fidelity Central Funds		169
Bi-lateral OTC swaps, at value		771
Receivable from investment adviser for expense reductions		5
Total assets		895,511
Liabilities
Payable for investments purchased
Regular delivery	$8,405
Delayed delivery	292,784
TBA sale commitments, at value	121,827
Payable for fund shares redeemed	490
Distributions payable	354
Bi-lateral OTC swaps, at value	66
Accrued management fee	115
Distribution and service plan fees payable	7
Payable for daily variation margin on futures contracts	12
Payable for daily variation margin on centrally cleared swaps	46
Written options, at value (premium receivable $1,246)	1,217
Other affiliated payables	60
Other payables and accrued expenses	2
Total Liabilities		425,385
Net Assets		$470,126
Net Assets consist of:
Paid in capital		$588,185
Total accumulated earnings (loss)		(118,059)
Net Assets		$470,126

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,602 ÷ 1,931 shares)(a)		$9.63
Maximum offering price per share (100/96.00 of $9.63)		$10.03
Class M :
Net Asset Value and redemption price per share ($7,364 ÷ 763 shares)(a)		$9.65
Maximum offering price per share (100/96.00 of $9.65)		$10.05
Class C :
Net Asset Value and offering price per share ($1,619 ÷ 170 shares)(a)(b)		$9.55
Fidelity Mortgage Securities Fund :
Net Asset Value, offering price and redemption price per share ($326,812 ÷ 33,778 shares)		$9.68
Class I :
Net Asset Value, offering price and redemption price per share ($20,203 ÷ 2,096 shares)		$9.64
Class Z :
Net Asset Value, offering price and redemption price per share ($95,526 ÷ 9,899 shares)		$9.65
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$8,747
Income from Fidelity Central Funds		483
Total Income		9,230
Expenses
Management fee	$675
Transfer agent fees	228
Distribution and service plan fees	42
Fund wide operations fee	122
Independent trustees' fees and expenses	1
Total expenses before reductions	1,068
Expense reductions	(23)
Total expenses after reductions		1,045
Net Investment income (loss)		8,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,789)
Futures contracts	(451)
Swaps	(1,236)
Total net realized gain (loss)		(18,476)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,422
Futures contracts	531
Swaps	304
Written options	29
TBA Sale commitments	577
Total change in net unrealized appreciation (depreciation)		16,863
Net gain (loss)		(1,613)
Net increase (decrease) in net assets resulting from operations		$6,572
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,185	$29,132
Net realized gain (loss)	(18,476)	(85,572)
Change in net unrealized appreciation (depreciation)	16,863	31,375
Net increase (decrease) in net assets resulting from operations	6,572	(25,065)
Distributions to shareholders	(8,980)	(28,042)

Share transactions - net increase (decrease)	(21,656)	(453,695)
Total increase (decrease) in net assets	(24,064)	(506,802)

Net Assets
Beginning of period	494,190	1,000,992
End of period	$470,126	$494,190

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.17	$11.49	$11.66	$11.37	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.154	.268	.083	(.002)	.174	.257
Net realized and unrealized gain (loss)	.028	(.559)	(1.272)	(.029)	.330	.465
Total from investment operations	.182	(.291)	(1.189)	(.031)	.504	.722
Distributions from net investment income	(.172)	(.259)	(.094)	(.028) C	(.214)	(.242)
Distributions from net realized gain	-	-	(.037)	(.111) C	-	-
Total distributions	(.172)	(.259)	(.131)	(.139)	(.214)	(.242)
Net asset value, end of period	$9.63	$9.62	$10.17	$11.49	$11.66	$11.37
Total Return D,E,F	1.91%	(2.88)%	(10.42)%	(.27)%	4.49%	6.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.80%	.79%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.81% I	.80%	.79%	.78%	.79%	.80%
Expenses net of all reductions	.81% I	.80%	.79%	.78%	.79%	.80%
Net investment income (loss)	3.25% I	2.73%	.76%	(.01)%	1.51%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$19	$20	$27	$33	$29	$29
Portfolio turnover rate J	721% I	865% K	662%	1032%	741% K	680% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.19	$11.52	$11.68	$11.40	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.155	.270	.082	(.003)	.173	.257
Net realized and unrealized gain (loss)	.027	(.559)	(1.281)	(.018)	.321	.475
Total from investment operations	.182	(.289)	(1.199)	(.021)	.494	.732
Distributions from net investment income	(.172)	(.261)	(.094)	(.028) C	(.214)	(.242)
Distributions from net realized gain	-	-	(.037)	(.111) C	-	-
Total distributions	(.172)	(.261)	(.131)	(.139)	(.214)	(.242)
Net asset value, end of period	$9.65	$9.64	$10.19	$11.52	$11.68	$11.40
Total Return D,E,F	1.91%	(2.85)%	(10.48)%	(.18)%	4.38%	6.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.79%	.79%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.81% I	.79%	.79%	.79%	.80%	.81%
Expenses net of all reductions	.81% I	.79%	.79%	.79%	.80%	.81%
Net investment income (loss)	3.26% I	2.75%	.76%	(.02)%	1.51%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$7	$8	$10	$12	$14	$15
Portfolio turnover rate J	721% I	865% K	662%	1032%	741% K	680% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.54	$10.08	$11.42	$11.64	$11.36	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.116	.188	(.005)	(.092)	.084	.177
Net realized and unrealized gain (loss)	.027	(.549)	(1.270)	(.018)	.320	.473
Total from investment operations	.143	(.361)	(1.275)	(.110)	.404	.650
Distributions from net investment income	(.133)	(.179)	(.028)	(.007) C	(.124)	(.160)
Distributions from net realized gain	-	-	(.037)	(.103) C	-	-
Total distributions	(.133)	(.179)	(.065)	(.110)	(.124)	(.160)
Net asset value, end of period	$9.55	$9.54	$10.08	$11.42	$11.64	$11.36
Total Return D,E,F	1.51%	(3.60)%	(11.21)%	(.95)%	3.59%	6.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61% I	1.60%	1.60%	1.56%	1.58%	1.54%
Expenses net of fee waivers, if any	1.61% I	1.60%	1.60%	1.56%	1.58%	1.54%
Expenses net of all reductions	1.61% I	1.60%	1.60%	1.56%	1.58%	1.54%
Net investment income (loss)	2.46% I	1.93%	(.05)%	(.80)%	.73%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$2	$2	$3	$4	$6	$5
Portfolio turnover rate J	721% I	865% K	662%	1032%	741% K	680% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mortgage Securities Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.22	$11.54	$11.69	$11.40	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.172	.306	.120	.037	.214	.298
Net realized and unrealized gain (loss)	.037	(.572)	(1.275)	(.025)	.331	.474
Total from investment operations	.209	(.266)	(1.155)	.012	.545	.772
Distributions from net investment income	(.189)	(.294)	(.128)	(.042) C	(.255)	(.282)
Distributions from net realized gain	-	-	(.037)	(.120) C	-	-
Total distributions	(.189)	(.294)	(.165)	(.162)	(.255)	(.282)
Net asset value, end of period	$9.68	$9.66	$10.22	$11.54	$11.69	$11.40
Total Return D,E	2.20%	(2.61)%	(10.09)%	.10%	4.84%	7.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.61% H	3.08%	1.10%	.32%	1.86%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$327	$358	$837	$1,003	$819	$696
Portfolio turnover rate I	721% H	865% J	662%	1032%	741% J	680% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.18	$11.50	$11.64	$11.36	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.169	.297	.113	.030	.211	.292
Net realized and unrealized gain (loss)	.037	(.570)	(1.274)	(.012)	.319	.475
Total from investment operations	.206	(.273)	(1.161)	.018	.530	.767
Distributions from net investment income	(.186)	(.287)	(.122)	(.040) C	(.250)	(.277)
Distributions from net realized gain	-	-	(.037)	(.118) C	-	-
Total distributions	(.186)	(.287)	(.159)	(.158)	(.250)	(.277)
Net asset value, end of period	$9.64	$9.62	$10.18	$11.50	$11.64	$11.36
Total Return D,E	2.18%	(2.70)%	(10.17)%	.16%	4.72%	7.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.52%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.50% H	.52%	.51%	.51%	.49%	.49%
Expenses net of all reductions	.50% H	.52%	.51%	.51%	.48%	.49%
Net investment income (loss)	3.56% H	3.01%	1.04%	.26%	1.82%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$20	$20	$38	$51	$23	$47
Portfolio turnover rate I	721% H	865% J	662%	1032%	741% J	680% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.19	$11.51	$11.65	$11.37	$10.80
Income from Investment Operations
Net investment income (loss) B,C	.176	.315	.130	.047	.225	.245
Net realized and unrealized gain (loss)	.027	(.563)	(1.275)	(.018)	.319	.589
Total from investment operations	.203	(.248)	(1.145)	.029	.544	.834
Distributions from net investment income	(.193)	(.302)	(.138)	(.046) D	(.264)	(.264)
Distributions from net realized gain	-	-	(.037)	(.123) D	-	-
Total distributions	(.193)	(.302)	(.175)	(.169)	(.264)	(.264)
Net asset value, end of period	$9.65	$9.64	$10.19	$11.51	$11.65	$11.37
Total Return E,F	2.14%	(2.44)%	(10.03)%	.25%	4.85%	7.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.40%	.39% I
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.71% I	3.17%	1.19%	.41%	1.95%	2.76% I
Supplemental Data
Net assets, end of period (in millions)	$96	$86	$86	$127	$52	$105
Portfolio turnover rate J	721% I	865% K	662%	1032%	741% K	680% K

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Advisor Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, swaps, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,616
Gross unrealized depreciation	(36,323)
Net unrealized appreciation (depreciation)	$(33,707)
Tax cost	$802,932

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(53,154)
Long-term	(9,608)
Total capital loss carryforward	$(62,762)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	(35)	(260)
Total Credit Risk	(35)	(260)
Interest Rate Risk
Futures Contracts	(451)	531
Purchased Options	-	(8)
Written Options	-	29
Swaps	(1,201)	564
Total Interest Rate Risk	(1,652)	1,116
Totals	(1,687)	856

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	1,156,797	1,099,821

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss($)	Total Proceeds($)	Participating classes
Fidelity Advisor Mortgage Securities Fund	55,765	(48,662)	543,713	Fidelity Mortgage Securities Fund

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25	$-A
Class M	-%	.25%	9	-A
Class C	.75%	.25%	8	1
			$42	$1

A In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	-B
Class C A	-B
$1

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$20.21
Class M	8.21
Class C	2.25
Fidelity Mortgage Securities Fund	161.10
Class I	16.15
Class Z	21.05
	$228

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mortgage Securities Fund	$-A	$-	$-

A In the amount of less than five hundred dollars.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	18

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Transfer Agent Credits
Class M	$-A

A In the amount of less than five hundred dollars.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$342	$596
Class M	135	234
Class C	24	41
Fidelity Mortgage Securities Fund	6,346	22,200
Class I	417	977
Class Z	1,716	3,994
Total	$8,980	$28,042

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	69	145	$651	$1,430
Reinvestment of distributions	33	57	318	556
Shares redeemed	(300)	(745)	(2,829)	(7,333)
Net increase (decrease)	(198)	(543)	$(1,860)	$(5,347)
Class M
Shares sold	15	55	$145	$527
Reinvestment of distributions	14	23	132	228
Shares redeemed	(76)	(255)	(723)	(2,476)
Net increase (decrease)	(47)	(177)	$(446)	$(1,721)
Class C
Shares sold	11	24	$94	$234
Reinvestment of distributions	2	4	24	40
Shares redeemed	(35)	(102)	(330)	(995)
Net increase (decrease)	(22)	(74)	$(212)	$(721)
Fidelity Mortgage Securities Fund
Shares sold	9,922	62,353	$93,613	$605,892
Reinvestment of distributions	437	1,836	4,196	18,073
Shares redeemed	(13,636)	(109,036)	(126,776)	(1,058,431)
Net increase (decrease)	(3,277)	(44,847)	$(28,967)	$(434,466)
Class I
Shares sold	755	2,608	$7,098	$25,870
Reinvestment of distributions	42	97	406	948
Shares redeemed	(782)	(4,383)	(7,570)	(43,404)
Net increase (decrease)	15	(1,678)	$(66)	$(16,586)
Class Z
Shares sold	2,275	14,073	$22,098	$140,015
Reinvestment of distributions	167	382	1,606	3,758
Shares redeemed	(1,472)	(13,966)	(13,809)	(138,627)
Net increase (decrease)	970	489	$9,895	$5,146

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity Advisor® Mortgage Securities Fund
Class A	.81%
Actual		$ 1,000	$ 1,019.10	$ 4.07
Hypothetical-B		$ 1,000	$ 1,020.84	$ 4.07
Class M	.81%
Actual		$ 1,000	$ 1,019.10	$ 4.07
Hypothetical-B		$ 1,000	$ 1,020.84	$ 4.07
Class C	1.61%
Actual		$ 1,000	$ 1,015.10	$ 8.07
Hypothetical-B		$ 1,000	$ 1,016.86	$ 8.07
Fidelity® Mortgage Securities Fund	.45%
Actual		$ 1,000	$ 1,022.00	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 1,021.80	$ 2.51
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 1,021.40	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mortgage Securities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Advisor Mortgage Securities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.703540.126
AMOR-SANN-0424
Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Futures - 15.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 69.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.8%
Altice France SA 8.125% 2/1/27 (b)	400,000	367,628
AT&T, Inc. 1.65% 2/1/28	12,588,000	11,076,204
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,400,000	2,262,000
Cogent Communications Group, Inc. 7% 6/15/27 (b)	650,000	649,103
Consolidated Communications, Inc. 5% 10/1/28 (b)	400,000	330,404
NTT Finance Corp.:
1.162% 4/3/26 (b)	8,933,000	8,229,067
1.591% 4/3/28 (b)	10,000,000	8,770,548
Verizon Communications, Inc.:
2.355% 3/15/32	6,779,000	5,496,335
3% 3/22/27	626,000	589,228
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	450,000	374,625
		38,145,142
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	1,450,000	1,388,252
Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	400,000	372,300
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,238,638
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,400,000	2,268,396
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,070,000	8,140,536
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	1,000,000	1,043,000
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,462,596
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	500,000	360,000
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	2,000,000	1,864,860
Univision Communications, Inc. 8% 8/15/28 (b)	350,000	351,869
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,048,000	1,025,885
3.755% 3/15/27	7,549,000	7,143,157
		25,271,237
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25	5,568,000	5,419,682
T-Mobile U.S.A., Inc. 2.625% 4/15/26	10,100,000	9,558,143
		14,977,825
TOTAL COMMUNICATION SERVICES		79,782,456
CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.1%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,210,000	1,224,647
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	1,050,000	1,091,738
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	560,000	537,469
		2,853,854
Automobiles - 2.8%
Daimler Finance North America LLC 1.45% 3/2/26 (b)	6,948,000	6,457,375
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,306,000	2,304,798
1.25% 1/8/26	8,359,000	7,745,864
2.35% 2/26/27	7,500,000	6,875,199
5.8% 6/23/28	7,500,000	7,616,954
6% 1/9/28	5,000,000	5,104,665
Hyundai Capital America 5.8% 6/26/25 (b)	6,250,000	6,273,466
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	14,005,010
3.95% 6/6/25 (b)	3,270,000	3,202,407
		59,585,738
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (b)	560,000	537,894
TKC Holdings, Inc. 10.5% 5/15/29 (b)	1,050,000	953,129
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,250,000	1,212,500
		2,703,523
Hotels, Restaurants & Leisure - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	650,000	606,307
5.75% 4/15/25 (b)	350,000	348,706
Affinity Interactive 6.875% 12/15/27 (b)	1,000,000	922,410
Aramark Services, Inc. 5% 4/1/25 (b)	1,000,000	993,620
Boyd Gaming Corp. 4.75% 12/1/27	450,000	432,267
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	650,000	654,864
8.125% 7/1/27 (b)	900,000	924,107
Carnival Corp.:
7.625% 3/1/26 (b)	2,400,000	2,431,225
10.5% 6/1/30 (b)	250,000	272,758
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	300,000	283,780
6.75% 5/1/31 (b)	500,000	500,298
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	250,000	249,999
International Game Technology PLC 4.125% 4/15/26 (b)	800,000	772,117
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	376,109
Life Time, Inc. 5.75% 1/15/26 (b)	400,000	396,643
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	1,004,723
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	191,976
MGM Resorts International 4.625% 9/1/26	930,000	901,634
NCL Corp. Ltd. 5.875% 3/15/26 (b)	900,000	879,075
Ontario Gaming GTA LP 8% 8/1/30 (b)	250,000	254,977
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	2,550,000	2,520,824
5.5% 4/1/28 (b)	1,050,000	1,030,805
7.25% 1/15/30 (b)	800,000	831,740
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	550,000	538,313
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,291,308
Studio City Finance Ltd. 5% 1/15/29 (b)	200,000	174,500
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,082,579
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	300,000	293,571
		22,161,235
Household Durables - 0.1%
Newell Brands, Inc. 5.2% 4/1/26 (c)	650,000	631,190
Tempur Sealy International, Inc. 4% 4/15/29 (b)	850,000	761,892
		1,393,082
Leisure Products - 0.0%
Mattel, Inc. 5.875% 12/15/27 (b)	450,000	450,286
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,525,000	6,518,582
AutoZone, Inc.:
3.625% 4/15/25	545,000	535,000
5.05% 7/15/26	4,000,000	3,991,470
6.25% 11/1/28	3,398,000	3,533,587
Lowe's Companies, Inc. 4.8% 4/1/26	985,000	978,982
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,697,000	1,721,007
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,728,430
Staples, Inc. 7.5% 4/15/26 (b)	700,000	672,990
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	300,000	308,250
		24,988,298
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	868,521
Tapestry, Inc.:
7% 11/27/26	891,000	915,104
7.35% 11/27/28	3,425,000	3,582,558
		5,366,183
TOTAL CONSUMER DISCRETIONARY		119,502,199
CONSUMER STAPLES - 5.7%
Beverages - 0.5%
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,071,952
Consumer Staples Distribution & Retail - 1.1%
7-Eleven, Inc.:
0.95% 2/10/26 (b)	7,891,000	7,272,040
1.3% 2/10/28 (b)	3,614,000	3,135,839
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	1,100,000	1,045,215
6.5% 2/15/28 (b)	1,000,000	1,006,209
Dollar General Corp. 4.625% 11/1/27	4,000,000	3,923,468
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,892,607
KeHE Distributor / Nextwave 9% 2/15/29 (b)	350,000	351,027
Performance Food Group, Inc. 5.5% 10/15/27 (b)	400,000	391,733
		23,018,138
Food Products - 1.8%
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	250,000	251,297
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 2.5% 1/15/27	5,515,000	5,059,694
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,764,336
1.375% 1/15/27 (b)	10,440,000	9,335,778
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,792,768
Post Holdings, Inc.:
5.625% 1/15/28 (b)	200,000	196,330
6.25% 2/15/32 (b)	1,150,000	1,155,945
		37,556,148
Personal Care Products - 0.0%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,078,000
Tobacco - 2.3%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	968,537
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,897,112
3.95% 6/15/25 (b)	5,000,000	4,886,937
5.931% 2/2/29	5,000,000	5,106,157
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	13,000,000	12,740,783
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,113,931
4.875% 2/13/29	6,400,000	6,290,544
		48,004,001
TOTAL CONSUMER STAPLES		119,728,239
ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 2.061% 12/15/26	1,781,000	1,642,596
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	350,000	356,327
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	450,000	462,450
Transocean Aquila Ltd. 8% 9/30/28 (b)	1,100,000	1,120,625
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26	550,000	549,251
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	307,616
		4,438,865
Oil, Gas & Consumable Fuels - 5.3%
Altus Midstream LP 6.625% 12/15/28 (b)	450,000	455,537
Buckeye Partners LP:
4.125% 3/1/25 (b)	500,000	488,948
4.125% 12/1/27	1,400,000	1,302,980
California Resources Corp. 7.125% 2/1/26 (b)	250,000	251,318
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	300,000	297,179
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,500,220
Cheniere Energy, Inc. 4.625% 10/15/28	600,000	575,928
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	200,000	198,250
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	500,000	503,116
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	850,000	845,793
CVR Energy, Inc. 8.5% 1/15/29 (b)	600,000	603,750
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(d)	600,000	600,639
EG Global Finance PLC 12% 11/30/28 (b)	1,600,000	1,689,200
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,141,424
2.5% 2/14/25	1,440,000	1,399,618
5.9% 11/15/26	2,300,000	2,342,994
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,923,122
4.5% 4/15/24	570,000	568,992
EnLink Midstream Partners LP 4.85% 7/15/26	500,000	487,507
EQM Midstream Partners LP 7.5% 6/1/27 (b)	1,000,000	1,023,102
Equinor ASA:
1.75% 1/22/26	1,120,000	1,054,687
2.875% 4/6/25	7,000,000	6,832,572
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,150,000	1,157,956
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,150,000	2,150,688
Hess Corp. 4.3% 4/1/27	4,500,000	4,390,138
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	887,265
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	450,000	441,128
MPLX LP 1.75% 3/1/26	15,044,000	14,034,679
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,950,000	1,882,800
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	350,000	353,299
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	300,000	313,500
Occidental Petroleum Corp.:
5.875% 9/1/25	1,900,000	1,904,560
8.5% 7/15/27	850,000	922,012
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	550,000	563,574
PDC Energy, Inc. 5.75% 5/15/26	650,000	649,086
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,640,854
6.5% 3/13/27	12,000,000	11,191,800
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,377,504
3.85% 4/9/25	7,000,000	6,880,591
Range Resources Corp. 4.875% 5/15/25	450,000	443,780
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,022,100
SM Energy Co. 6.625% 1/15/27	450,000	448,182
Southwestern Energy Co. 5.7% 1/23/25 (c)	400,000	397,834
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,000,000	996,315
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	950,000	937,650
The Williams Companies, Inc. 5.4% 3/2/26	1,334,000	1,337,102
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,366,773
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	250,000	249,604
Western Gas Partners LP 6.35% 1/15/29	846,000	873,266
		109,900,916
TOTAL ENERGY		114,339,781
FINANCIALS - 29.7%
Banks - 17.6%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(e)	8,114,000	7,353,706
Banco Santander SA 1.722% 9/14/27 (e)	5,000,000	4,523,857
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (e)(f)	7,000,000	6,955,697
1.197% 10/24/26 (e)	13,673,000	12,738,736
1.319% 6/19/26 (e)	16,000,000	15,144,177
1.734% 7/22/27 (e)	7,174,000	6,578,424
2.015% 2/13/26 (e)	11,000,000	10,627,149
5.819% 9/15/29 (e)	3,400,000	3,464,865
Bank of America NA 5.526% 8/18/26	4,900,000	4,948,458
Barclays PLC:
2.279% 11/24/27 (e)	5,000,000	4,569,767
2.852% 5/7/26 (e)	18,848,000	18,221,646
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(e)(f)	7,417,000	6,859,734
2.219% 6/9/26 (b)(e)	8,627,000	8,258,576
BPCE SA:
1.652% 10/6/26 (b)(e)	20,000,000	18,696,945
2.045% 10/19/27 (b)(e)	6,865,000	6,230,240
Capital One NA 2.28% 1/28/26 (e)	7,000,000	6,770,884
Citigroup, Inc.:
2.014% 1/25/26 (e)	7,350,000	7,101,298
3.106% 4/8/26 (e)	10,000,000	9,733,114
4.075% 4/23/29 (e)	3,600,000	3,435,845
5.61% 9/29/26 (e)	4,000,000	4,005,075
Danske Bank A/S 6.259% 9/22/26 (b)(e)	5,262,000	5,316,249
DNB Bank ASA:
1.535% 5/25/27 (b)(e)	4,643,000	4,259,471
1.605% 3/30/28 (b)(e)	9,570,000	8,519,279
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	300,000	311,494
HSBC Holdings PLC:
1.589% 5/24/27 (e)	10,000,000	9,155,381
1.645% 4/18/26 (e)	6,567,000	6,267,624
3.803% 3/11/25 (e)	5,000,000	4,997,487
5.21% 8/11/28 (e)	4,327,000	4,285,038
ING Groep NV 1.726% 4/1/27 (e)	4,192,000	3,880,571
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	5,031,000	4,985,066
JPMorgan Chase & Co.:
1.045% 11/19/26 (e)	15,000,000	13,946,761
1.47% 9/22/27 (e)	10,000,000	9,086,331
2.956% 5/13/31 (e)	12,053,000	10,468,911
Lloyds Banking Group PLC 2.438% 2/5/26 (e)	2,636,000	2,553,542
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	7,577,029
1.538% 7/20/27 (e)	10,000,000	9,148,975
1.64% 10/13/27 (e)	5,000,000	4,558,489
Mizuho Financial Group, Inc. 1.234% 5/22/27 (e)	10,000,000	9,138,354
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	5,500,000	5,601,104
Rabobank Nederland 1.98% 12/15/27 (b)(e)	7,500,000	6,803,861
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,001,950
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (e)	2,768,000	2,503,126
3.45% 6/2/25	5,700,000	5,526,505
5.807% 9/9/26 (e)	3,000,000	2,996,071
Societe Generale:
1.488% 12/14/26 (b)(e)	7,870,000	7,258,367
1.792% 6/9/27 (b)(e)	6,750,000	6,148,128
2.625% 10/16/24 (b)	1,530,000	1,500,073
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	10,000,000	9,111,399
1.474% 7/8/25	5,000,000	4,751,775
Wells Fargo & Co.:
2.164% 2/11/26 (e)	10,000,000	9,672,387
2.188% 4/30/26 (e)	5,000,000	4,797,658
4.3% 7/22/27	7,000,000	6,795,217
6.303% 10/23/29 (e)	5,800,000	6,011,598
Western Alliance Bancorp. 3% 6/15/31 (e)	500,000	438,500
Westpac Banking Corp. 4.11% 7/24/34 (e)	1,710,000	1,561,994
		369,153,958
Capital Markets - 5.4%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,605,159
Athene Global Funding:
1% 4/16/24 (b)	8,000,000	7,951,937
1.73% 10/2/26 (b)	5,000,000	4,498,360
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	8,121,948
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,848,330
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (e)	14,479,000	13,569,540
2.311% 11/16/27 (e)	7,028,000	6,384,547
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (e)	10,000,000	9,261,344
6.484% 10/24/29 (e)	3,900,000	4,086,234
Morgan Stanley:
2.188% 4/28/26 (e)	5,000,000	4,811,784
6.407% 11/1/29 (e)	3,900,000	4,071,016
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,441,271
State Street Corp. 2.901% 3/30/26 (e)	305,000	296,879
UBS AG London Branch 1.25% 6/1/26	8,000,000	7,334,887
UBS Group AG:
1.305% 2/2/27 (b)(e)	10,000,000	9,193,831
2.593% 9/11/25 (b)(e)	4,805,000	4,722,486
6.373% 7/15/26 (b)(e)	4,500,000	4,530,875
		112,730,428
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,507,000	1,466,258
1.75% 1/30/26	7,095,000	6,591,591
2.45% 10/29/26	2,102,000	1,938,865
6.1% 1/15/27	5,500,000	5,568,724
6.45% 4/15/27 (b)	3,836,000	3,926,377
Ally Financial, Inc.:
5.125% 9/30/24	4,760,000	4,739,077
6.848% 1/3/30 (e)	5,700,000	5,825,550
Capital One Financial Corp.:
1.878% 11/2/27 (e)	7,000,000	6,353,491
5.468% 2/1/29 (e)	1,983,000	1,972,035
7.149% 10/29/27 (e)	5,000,000	5,182,763
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,836,437
3.375% 11/13/25	8,000,000	7,675,389
6.95% 6/10/26	6,500,000	6,629,337
Navient Corp. 6.75% 6/15/26	715,000	718,018
OneMain Finance Corp.:
3.5% 1/15/27	250,000	230,118
6.875% 3/15/25	1,100,000	1,111,000
Synchrony Financial 4.25% 8/15/24	2,551,000	2,527,567
		67,292,597
Financial Services - 1.3%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,526,162
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,846,932
Corebridge Financial, Inc.:
3.5% 4/4/25	943,000	921,007
3.65% 4/5/27	1,345,000	1,276,239
Enact Holdings, Inc. 6.5% 8/15/25 (b)	200,000	200,008
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	560,000	555,870
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,250,000	1,270,313
Gn Bondco LLC 9.5% 10/15/31 (b)	400,000	396,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	1,750,000	1,607,813
6.25% 5/15/26	1,000,000	974,441
Jackson Financial, Inc. 5.17% 6/8/27	1,397,000	1,387,940
Nationwide Building Society 6.557% 10/18/27 (b)(e)	5,800,000	5,937,150
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	2,007,009
The Western Union Co. 2.85% 1/10/25	1,242,000	1,211,700
		28,118,584
Insurance - 2.1%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	500,000	494,017
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	200,000	199,218
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,688,289
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	12,980,482
1.7% 11/12/26 (b)	5,000,000	4,520,138
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,173,582
Guardian Life Global Funding 1.4% 7/6/27 (b)	8,010,000	7,108,610
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,937,165
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,348,818
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,826,316
		43,276,635
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,480,080
TOTAL FINANCIALS		622,052,282
HEALTH CARE - 3.3%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	6,578,000	6,590,698
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,790,469
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,794,230
		8,584,699
Health Care Providers & Services - 1.3%
Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,950,000	1,784,105
CVS Health Corp. 5% 2/20/26	8,000,000	7,963,693
HCA Holdings, Inc.:
3.125% 3/15/27	7,100,000	6,671,285
5.875% 2/15/26	650,000	652,694
Humana, Inc. 5.75% 12/1/28	6,000,000	6,127,799
Modivcare, Inc. 5.875% 11/15/25 (b)	250,000	244,101
RegionalCare Hospital Partners Holdings, Inc. 11% 10/15/30 (b)	300,000	317,341
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,251,392
		26,012,410
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	1,650,000	1,606,338
Pharmaceuticals - 1.2%
1375209 BC Ltd. 9% 1/30/28 (b)	550,000	537,658
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	1,150,000	1,070,202
11% 9/30/28 (b)	900,000	605,250
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,948,973
4.25% 12/15/25 (b)	10,500,000	10,209,201
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,883,438
Jazz Securities DAC 4.375% 1/15/29 (b)	465,000	428,397
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	503,173
Viatris, Inc. 1.65% 6/22/25	480,000	455,552
		25,641,844
TOTAL HEALTH CARE		68,435,989
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
Bombardier, Inc. 7.125% 6/15/26 (b)	2,500,000	2,520,935
Howmet Aerospace, Inc. 6.875% 5/1/25	1,750,000	1,768,337
L3Harris Technologies, Inc. 5.4% 1/15/27	6,000,000	6,037,332
Rolls-Royce PLC 5.75% 10/15/27 (b)	450,000	447,793
RTX Corp.:
5% 2/27/26	3,801,000	3,791,791
5.75% 11/8/26	2,559,000	2,595,597
5.75% 1/15/29	1,205,000	1,240,729
The Boeing Co.:
3.2% 3/1/29	7,200,000	6,513,848
4.875% 5/1/25	3,000,000	2,972,225
TransDigm, Inc.:
5.5% 11/15/27	3,250,000	3,136,250
6.375% 3/1/29 (b)	3,050,000	3,063,787
		34,088,624
Building Products - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	250,000	241,523
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	350,000	366,625
Carrier Global Corp.:
2.242% 2/15/25	548,000	530,979
5.8% 11/30/25	3,934,000	3,961,720
		5,100,847
Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	350,000	347,578
APX Group, Inc. 6.75% 2/15/27 (b)	1,500,000	1,502,055
Artera Services LLC 8.5% 2/15/31 (b)	700,000	715,087
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	750,000	797,570
CoreCivic, Inc. 8.25% 4/15/26	550,000	562,056
GFL Environmental, Inc. 4% 8/1/28 (b)	930,000	852,691
Madison IAQ LLC 4.125% 6/30/28 (b)	700,000	637,671
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	350,000	328,125
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	850,000	843,572
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,918,858
		20,505,263
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27	900,000	881,601
Pike Corp. 8.625% 1/31/31 (b)	250,000	264,013
		1,145,614
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)	2,300,000	2,278,553
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,924,896
Uber Technologies, Inc. 7.5% 9/15/27 (b)	900,000	920,698
XPO, Inc. 6.25% 6/1/28 (b)	450,000	451,012
		3,296,606
Machinery - 1.0%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	5,000,000	4,586,565
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,745,556
Parker Hannifin Corp. 4.25% 9/15/27	3,086,000	3,020,198
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,248,710
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,896,799
		21,497,828
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	650,000	554,145
Passenger Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,456,539	3,181,424
American Airlines, Inc. 7.25% 2/15/28 (b)	400,000	403,329
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,575,000	1,560,562
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,388,654
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,441,003	2,260,991
United Airlines, Inc. 4.375% 4/15/26 (b)	1,300,000	1,251,204
		14,046,164
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)	650,000	575,660
TriNet Group, Inc. 7.125% 8/15/31 (b)	500,000	509,319
		1,084,979
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.2% 1/15/27	3,565,000	3,268,343
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	400,000	419,401
United Rentals North America, Inc. 3.875% 11/15/27	550,000	517,903
		4,205,647
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,968,517
3.95% 7/1/24 (b)	955,000	947,863
5.5% 1/15/26 (b)	2,089,000	2,067,393
		9,983,773
TOTAL INDUSTRIALS		117,788,043
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	1,700,000	1,684,496
Hughes Satellite Systems Corp. 5.25% 8/1/26	500,000	427,185
ViaSat, Inc. 5.625% 9/15/25 (b)	550,000	533,814
		2,645,495
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 5.25% 2/1/28	8,564,000	8,628,119
IT Services - 0.1%
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	907,565
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,317,238
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,832,696
		19,149,934
Software - 0.9%
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,000,000	1,024,941
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,562,096
Oracle Corp.:
1.65% 3/25/26	3,618,000	3,360,249
5.8% 11/10/25	7,000,000	7,057,707
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,947,600
UKG, Inc. 6.875% 2/1/31 (b)	300,000	303,120
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	600,000	550,163
VMware, Inc. 1.4% 8/15/26	2,882,000	2,619,822
		18,425,698
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	745,000	728,099
TOTAL INFORMATION TECHNOLOGY		50,484,910
MATERIALS - 2.0%
Chemicals - 1.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	600,000	622,470
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,523,533
LSB Industries, Inc. 6.25% 10/15/28 (b)	750,000	711,203
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,779,450
Methanex Corp. 5.125% 10/15/27	900,000	864,702
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,100,000	1,074,222
5.25% 6/1/27 (b)	450,000	416,796
Nutrien Ltd. 4.9% 3/27/28	8,000,000	7,934,379
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	850,000	772,870
SPCM SA 3.125% 3/15/27 (b)	400,000	370,959
The Chemours Co. LLC 5.375% 5/15/27	1,050,000	959,164
The Mosaic Co. 5.375% 11/15/28	5,750,000	5,792,607
Tronox, Inc. 4.625% 3/15/29 (b)	500,000	442,566
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	200,000	202,788
		32,467,709
Construction Materials - 0.0%
VM Consolidated, Inc. 5.5% 4/15/29 (b)	850,000	801,085
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	600,000	553,524
5.25% 8/15/27 (b)	500,000	362,561
Berry Global, Inc. 4.875% 7/15/26 (b)	400,000	390,571
BWAY Holding Co.:
7.875% 8/15/26 (b)	500,000	506,659
9.25% 4/15/27 (b)	550,000	534,838
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	750,000	760,118
Sealed Air Corp. 5% 4/15/29 (b)	2,000,000	1,894,576
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	438,681
		5,441,528
Metals & Mining - 0.1%
ERO Copper Corp. 6.5% 2/15/30 (b)	350,000	328,300
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	850,000	819,096
Mineral Resources Ltd. 9.25% 10/1/28 (b)	930,000	975,338
Novelis Corp. 3.25% 11/15/26 (b)	950,000	880,983
		3,003,717
TOTAL MATERIALS		41,714,039
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,262,104
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,932,698
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	1,050,000	1,012,714
Crown Castle, Inc. 1.35% 7/15/25	566,000	535,563
ERP Operating LP 3.375% 6/1/25	3,000,000	2,925,874
Healthcare Realty Holdings LP 3.5% 8/1/26	621,000	590,665
Iron Mountain, Inc. 4.875% 9/15/27 (b)	450,000	431,592
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,718,159
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,250,000	1,113,026
Realty Income Corp.:
2.1% 3/15/28	5,695,000	5,054,682
2.2% 6/15/28	456,000	404,746
SBA Communications Corp. 3.875% 2/15/27	1,550,000	1,462,561
Service Properties Trust 7.5% 9/15/25	800,000	810,494
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,820,112
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	1,950,000	1,501,361
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,607,265
3% 1/15/30	4,013,000	3,503,059
3.5% 4/15/24	2,140,000	2,133,613
Vornado Realty LP 2.15% 6/1/26	1,017,000	912,638
Welltower OP LLC 3.625% 3/15/24	4,035,000	4,031,449
		39,764,375
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 4.1% 10/1/24	372,000	367,793
Greystar Real Estate Partners 7.75% 9/1/30 (b)	250,000	259,361
		627,154
TOTAL REAL ESTATE		40,391,529
UTILITIES - 4.2%
Electric Utilities - 2.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,779,320
Duke Energy Corp. 4.3% 3/15/28	9,784,000	9,505,517
Eversource Energy 5.45% 3/1/28	9,000,000	9,046,712
Exelon Corp. 2.75% 3/15/27	681,000	633,485
FirstEnergy Corp.:
1.6% 1/15/26	606,000	560,580
2.05% 3/1/25	3,271,000	3,150,366
Georgia Power Co. 4.65% 5/16/28	3,465,000	3,414,886
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,101,692
NextEra Energy Partners LP 7.25% 1/15/29 (b)	1,000,000	1,016,491
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,524,000	2,500,736
PG&E Corp. 5% 7/1/28	450,000	429,201
Southern Co. 5.5% 3/15/29	3,052,000	3,095,406
Vistra Operations Co. LLC:
5% 7/31/27 (b)	11,450,000	10,974,997
7.75% 10/15/31 (b)	450,000	465,479
		48,674,868
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	712,981
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,579,035
Sunnova Energy Corp. 5.875% 9/1/26 (b)	800,000	650,280
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	3,985,087
		9,927,383
Multi-Utilities - 1.4%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,390,177
3.071% 8/15/24 (e)	5,000,000	4,941,436
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,695,280
2.95% 9/1/29	3,000,000	2,695,950
5.25% 3/30/28	6,140,000	6,167,040
Sempra 3.4% 2/1/28	2,613,000	2,457,246
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (e)(f)	454,000	432,424
5% 9/27/25	2,810,000	2,794,427
		29,573,980
TOTAL UTILITIES		88,176,231
TOTAL NONCONVERTIBLE BONDS (Cost $1,532,470,284)		1,462,395,698

U.S. Treasury Obligations - 8.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.375% 12/15/26	12,423,200	12,397,965
4.375% 11/30/28	32,184,100	32,319,877
4.625% 3/15/26	110,000,000	110,004,280
4.625% 9/30/28 (g)	21,177,600	21,464,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $176,363,055)		176,186,778

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,176,562	4,036,772
6.5% 7/1/32 to 8/1/36	86,180	89,099
7% 8/1/28 to 6/1/33	62,879	65,449
7.5% to 7.5% 5/1/27 to 2/1/28	11,077	11,296
8.5% 9/1/25	190	191
TOTAL FANNIE MAE		4,202,807
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	5,954	6,080
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	11,220	11,405
7.5% 10/15/28	1,532	1,568
8% 6/15/24	2	2
TOTAL GINNIE MAE		12,975
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,639,910)		4,221,862

Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,734,610	1,565,566
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,453,737	2,215,144
Series 2021-2A Class A, 2.798% 1/15/47 (b)	4,717,445	4,104,555
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(e)(f)	5,000,000	5,003,800
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	578,407	516,751
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,117,000	4,146,378
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5604% 2/25/35 (e)(f)	81,499	80,678
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,657,477	3,218,689
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,075,000	1,094,385
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	1,798,725	1,778,571
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	2,140,538	2,012,082
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(e)(f)	2,685,000	2,686,321
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(e)(f)	11,007,000	11,015,365
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(e)(f)	4,598,819	4,601,450
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	738,623	721,608
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	7,135,000	7,010,597
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	720,799	725,064
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,730,000	10,679,824
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,760,000	2,794,114
Dominos Pizza Master Issuer LLC Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	1,855,000	1,815,686
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	503,640	500,236
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(e)(f)	9,586,000	9,589,767
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,726,000	1,752,189
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	234,448	232,814
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	898,081	888,271
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	901,493	806,454
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(e)(f)	8,045,000	8,052,289
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	275,575	266,517
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	140,191	139,979
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(e)(f)	10,020,000	10,043,026
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(e)(f)	3,485,156	3,486,330
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(e)(f)	6,363,265	6,363,271
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (e)(f)	20,744	20,397
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,386,000	2,414,462
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(e)	4,657,736	4,494,565
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	4,724,102	4,178,704
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,733,941
1.884% 7/15/50 (b)	1,204,000	1,122,097
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	11,560,371	10,032,234
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	914,245	913,609
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(e)(f)	7,582,000	7,587,019
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(e)(f)	6,429,656	6,441,383
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (e)(f)	1,693	1,687
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	2,614,000	2,627,602
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(e)(f)	304,000	215,123
Upstart Securitization Trust Series 2021-5 Class A, 1.31% 11/20/31 (b)	347,973	346,740
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	3,381,808	3,399,779
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	671,807	667,294
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,675,761	3,631,674
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(e)	5,376,326	5,171,401
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	8,000,000	7,911,875
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,260,000	5,306,905
TOTAL ASSET-BACKED SECURITIES (Cost $184,102,276)		179,126,262

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.6%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(e)	2,634,021	2,566,319
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,164,702	4,364,856
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	572,223	557,311
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,267,084	2,944,398
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	1,110,209	1,034,005
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,103,505	1,088,914
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,553,838	1,504,932
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	209,922	208,445
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,494,980	7,185,915
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	917,032	797,717
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	2,420,876	2,353,867
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,679,031	2,327,400
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	6,212,083	5,918,709
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,050,315	969,704
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,190,409	2,037,077
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,066,969	1,858,654
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	279,912	267,251
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	5,398,248	5,235,639
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,775,927	3,696,290
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	893,048	797,155
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	1,206,273	1,077,824
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,840,731	3,719,757
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,171,324	1,134,811
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	620,111	605,981
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (e)(f)	428	386
TOTAL PRIVATE SPONSOR		54,253,317
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,408,966	1,285,878
Series 2019-33 Class N, 3% 3/25/48	5,105,398	4,715,975
Series 2015-28 Class JE, 3% 5/25/45	963,466	899,602
Series 2018-3 Class LP, 3% 2/25/47	3,830,251	3,515,389
Series 2019-59 Class AB, 2.5% 10/25/39	1,725,308	1,553,273
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,507,067	2,280,742
sequential payer Series 4873 Class CA, 4% 7/15/47	1,518,228	1,466,174
Series 3949 Class MK, 4.5% 10/15/34	38,042	37,121
Series 4472 Class WL, 3% 5/15/45	467,675	435,513
TOTAL U.S. GOVERNMENT AGENCY		16,189,667
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,794,663)		70,442,984

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(e)(f)	2,178,000	2,149,414
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,632,533
BANK Series 2021-BN33 Class XA, 1.0526% 5/15/64 (e)(h)	20,521,254	1,039,252
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	3,916,551	3,850,295
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	1,071,812	1,037,863
Series 2019-B14 Class XA, 0.7701% 12/15/62 (e)(h)	24,454,460	619,485
Series 2020-B17 Class XA, 1.4137% 3/15/53 (e)(h)	49,263,027	2,375,099
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(e)(f)	5,047,000	4,871,700
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(e)(f)	7,152,000	7,174,107
BX Commercial Mortgage Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(e)(f)	4,294,341	4,266,159
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(e)(f)	4,501,000	4,454,583
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(e)(f)	3,023,314	2,993,199
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(e)(f)	4,440,833	4,408,915
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(e)(f)	1,520,000	1,530,450
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(e)(f)	614,000	612,362
BX Trust:
floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(e)(f)	1,611,510	1,615,551
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(e)(f)	1,609,150	1,597,081
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,624,464	6,159,588
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,329,541	4,781,886
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(e)(f)	1,313,000	1,298,195
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	903,556	885,224
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,365,042
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,106,016	1,950,296
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	36,817	36,698
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(e)(f)	6,065,939	6,005,280
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(e)(f)	1,915,792	1,913,400
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(e)(f)	2,682,000	2,643,508
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(e)	3,205,043	3,106,351
Series 2013-GC13 Class A/S, 3.8369% 7/10/46 (b)(e)	5,189,488	4,935,224
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,537,000	2,504,979
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	240,098	231,822
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(e)(f)	1,683,960	1,583,153
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,447,355
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(e)(f)	3,997,740	3,954,014
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(e)(f)	2,266,000	2,246,173
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,414,925
Series 2014-C17 Class ASB, 3.477% 8/15/47	33,966	33,884
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,602,912
Series 2021-L6 Class XA, 1.2063% 6/15/54 (e)(h)	7,001,193	374,455
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(e)(f)	1,385,536	1,390,732
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(e)(f)	3,881,036	3,863,470
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	354,162	346,774
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	515,586	509,043
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,756,649	1,724,592
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,957,699	1,904,544
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,162,770)		115,441,567

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,513,042)	3,525,000	3,124,948

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/2/27 (e)(f)(i)	290,000	271,875
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 9/21/27 (e)(f)(i)	350,000	336,658
		608,533
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/31/29 (e)(f)(i)	2,510,000	2,499,031
TOTAL COMMUNICATION SERVICES		3,107,564
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9351% 6/3/28 (e)(f)(i)	465,000	453,519
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (e)(f)(i)	1,225,000	1,224,780
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (e)(f)(i)	935,000	847,512
Leisure Products - 0.0%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 5/28/28 (e)(f)(i)	410,000	409,266
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (e)(f)(i)	525,000	418,908
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (e)(f)(i)	525,000	523,100
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6907% 4/16/28 (e)(f)(i)	640,000	632,179
		1,574,187
TOTAL CONSUMER DISCRETIONARY		4,509,264
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (e)(f)(i)	410,000	369,439
FINANCIALS - 0.1%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (e)(f)(i)	525,000	525,147
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (e)(f)(i)	875,000	873,906
		1,399,053
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 11/6/30 (e)(f)(i)	410,000	410,078
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (e)(f)(i)	410,000	406,413
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (e)(f)(i)	410,000	409,488
		1,225,979
TOTAL FINANCIALS		2,625,032
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (e)(f)(i)	465,000	465,023
Health Care Providers & Services - 0.0%
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/31/26 (e)(f)(i)	465,000	460,294
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5743% 4/23/28 (e)(f)(i)	350,000	349,871
		810,165
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (e)(f)(i)	935,000	926,089
Pharmaceuticals - 0.1%
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4325% 6/2/28 (e)(f)(i)	1,165,000	1,165,734
TOTAL HEALTH CARE		3,367,011
INDUSTRIALS - 0.3%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (e)(f)(i)	640,000	572,582
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (e)(f)(i)	525,000	523,105
		1,095,687
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (e)(f)(i)	585,000	586,100
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 5/14/28 (e)(f)(i)	1,575,000	1,567,708
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (e)(f)(i)	15,000	15,024
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6907% 6/28/28 (e)(f)(i)	760,000	752,400
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (e)(f)(i)	465,000	426,396
		3,347,628
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/4/28 (e)(f)(i)	990,000	988,060
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (e)(f)(i)	350,000	349,958
TOTAL INDUSTRIALS		5,781,333
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4263% 11/10/27 (e)(f)(i)	350,000	349,563
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (e)(f)(i)	935,000	918,114
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2127% 5/18/28 (e)(f)(i)	290,000	287,703
		1,205,817
TOTAL INFORMATION TECHNOLOGY		1,555,380
MATERIALS - 0.2%
Chemicals - 0.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9263% 9/30/28 (e)(f)(i)	410,000	406,355
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4263% 11/24/27 (e)(f)(i)	410,000	406,925
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (e)(f)(i)	410,000	397,188
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(i)	410,000	407,565
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (e)(f)(i)	410,000	393,215
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (e)(f)(i)	760,000	758,624
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4407% 3/16/27 (e)(f)(i)	235,000	234,706
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (e)(f)(i)	585,000	584,123
		3,588,701
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (e)(f)(i)	75,000	74,891
TOTAL MATERIALS		3,663,592
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (e)(f)(i)	640,000	637,498
TOTAL BANK LOAN OBLIGATIONS (Cost $25,736,853)		25,616,113

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,882,107
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e)	6,655,000	6,524,588
TOTAL BANK NOTES (Cost $10,758,160)		10,406,695

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.625% (e)(j)	300,000	322,268
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(j)	750,000	590,317
TOTAL PREFERRED SECURITIES (Cost $917,398)		912,585

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $221,099,950)	221,055,739	221,099,950

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $2,356,558,361)	2,268,975,442
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(175,780,114)
NET ASSETS - 100.0%	2,093,195,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	193	Jun 2024	39,516,750	20,720	20,720
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,664	Jun 2024	284,798,250	527,232	527,232

TOTAL FUTURES CONTRACTS					547,952
The notional amount of futures purchased as a percentage of Net Assets is 15.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $781,537,915 or 37.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,244,653.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,907,372	649,194,118	453,001,540	490,153	-	-	221,099,950	0.4%
Total	24,907,372	649,194,118	453,001,540	490,153	-	-	221,099,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,462,395,698	-	1,462,395,698	-

U.S. Government and Government Agency Obligations	176,186,778	-	176,186,778	-

U.S. Government Agency - Mortgage Securities	4,221,862	-	4,221,862	-

Asset-Backed Securities	179,126,262	-	179,126,262	-

Collateralized Mortgage Obligations	70,442,984	-	70,442,984	-

Commercial Mortgage Securities	115,441,567	-	115,441,567	-

Foreign Government and Government Agency Obligations	3,124,948	-	3,124,948	-

Bank Loan Obligations	25,616,113	-	25,616,113	-

Bank Notes	10,406,695	-	10,406,695	-

Preferred Securities	912,585	-	912,585	-

Money Market Funds	221,099,950	221,099,950	-	-
Total Investments in Securities:	2,268,975,442	221,099,950	2,047,875,492	-
Derivative Instruments: Assets
Futures Contracts	547,952	547,952	-	-
Total Assets	547,952	547,952	-	-
Total Derivative Instruments:	547,952	547,952	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	547,952	0
Total Interest Rate Risk	547,952	0
Total Value of Derivatives	547,952	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,135,458,411)	$2,047,875,492
Fidelity Central Funds (cost $221,099,950)	221,099,950

Total Investment in Securities (cost $2,356,558,361)		$2,268,975,442
Cash		550
Receivable for fund shares sold		1,261,220
Interest receivable		15,609,895
Distributions receivable from Fidelity Central Funds		189,947
Receivable for daily variation margin on futures contracts		40,117
Receivable from investment adviser for expense reductions		26,140
Other receivables		93
Total assets		2,286,103,404
Liabilities
Payable for investments purchased
Regular delivery	$188,212,585
Delayed delivery	600,000
Payable for fund shares redeemed	2,815,818
Distributions payable	612,211
Accrued management fee	352,405
Distribution and service plan fees payable	101,560
Other affiliated payables	209,999
Other payables and accrued expenses	3,498
Total Liabilities		192,908,076
Net Assets		$2,093,195,328
Net Assets consist of:
Paid in capital		$2,279,465,264
Total accumulated earnings (loss)		(186,269,936)
Net Assets		$2,093,195,328

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($300,091,653 ÷ 26,987,772 shares)(a)		$11.12
Maximum offering price per share (100/97.25 of $11.12)		$11.43
Class M :
Net Asset Value and redemption price per share ($106,348,870 ÷ 9,558,406 shares)(a)		$11.13
Maximum offering price per share (100/97.25 of $11.13)		$11.44
Class C :
Net Asset Value and offering price per share ($19,144,874 ÷ 1,725,736 shares)(a)		$11.09
Fidelity Limited Term Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,046,911,393 ÷ 93,908,592 shares)		$11.15
Class I :
Net Asset Value, offering price and redemption price per share ($484,133,312 ÷ 43,418,823 shares)		$11.15
Class Z :
Net Asset Value, offering price and redemption price per share ($136,565,226 ÷ 12,250,308 shares)		$11.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$33,041,405
Income from Fidelity Central Funds		490,153
Total Income		33,531,558
Expenses
Management fee	$2,245,986
Transfer agent fees	1,320,576
Distribution and service plan fees	623,539
Independent trustees' fees and expenses	3,787
Total expenses before reductions	4,193,888
Expense reductions	(121,000)
Total expenses after reductions		4,072,888
Net Investment income (loss)		29,458,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,324,450)
Futures contracts	(867,549)
Total net realized gain (loss)		(13,191,999)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,369,934
Futures contracts	(1,427,255)
Total change in net unrealized appreciation (depreciation)		56,942,679
Net gain (loss)		43,750,680
Net increase (decrease) in net assets resulting from operations		$73,209,350
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,458,670	$59,310,189
Net realized gain (loss)	(13,191,999)	(62,828,107)
Change in net unrealized appreciation (depreciation)	56,942,679	58,762,796
Net increase (decrease) in net assets resulting from operations	73,209,350	55,244,878
Distributions to shareholders	(29,520,381)	(57,642,540)

Share transactions - net increase (decrease)	(326,525,917)	(601,859,644)
Total increase (decrease) in net assets	(282,836,948)	(604,257,306)

Net Assets
Beginning of period	2,376,032,276	2,980,289,582
End of period	$2,093,195,328	$2,376,032,276

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.90	$11.83	$11.97	$11.67	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.131	.217	.116	.132	.227	.252
Net realized and unrealized gain (loss)	.211	.004 C	(.910)	(.085)	.299	.386
Total from investment operations	.342	.221	(.794)	.047	.526	.638
Distributions from net investment income	(.132)	(.211)	(.112)	(.129)	(.226)	(.248)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.132)	(.211)	(.136)	(.187)	(.226)	(.248)
Net asset value, end of period	$11.12	$10.91	$10.90	$11.83	$11.97	$11.67
Total Return D,E,F	3.15%	2.06%	(6.75)%	.40%	4.56%	5.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.69%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.61% I	.69%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.61% I	.69%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.39% I	2.00%	1.02%	1.11%	1.94%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$300,092	$313,202	$365,178	$445,468	$368,675	$277,002
Portfolio turnover rate J	64% I	26%	29%	81%	54%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.90	$11.83	$11.97	$11.68	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.131	.217	.115	.132	.227	.251
Net realized and unrealized gain (loss)	.211	.015 C	(.909)	(.085)	.288	.396
Total from investment operations	.342	.232	(.794)	.047	.515	.647
Distributions from net investment income	(.132)	(.212)	(.112)	(.129)	(.225)	(.247)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.132)	(.212)	(.136)	(.187)	(.225)	(.247)
Net asset value, end of period	$11.13	$10.92	$10.90	$11.83	$11.97	$11.68
Total Return D,E,F	3.15%	2.15%	(6.75)%	.40%	4.47%	5.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.69%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.60% I	.69%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.60% I	.69%	.75%	.75%	.76%	.76%
Net investment income (loss)	2.40% I	2.00%	1.01%	1.11%	1.93%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$106,349	$111,487	$118,756	$161,105	$167,201	$167,670
Portfolio turnover rate J	64% I	26%	29%	81%	54%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$10.87	$11.80	$11.94	$11.65	$11.25
Income from Investment Operations
Net investment income (loss) A,B	.088	.132	.027	.039	.134	.162
Net realized and unrealized gain (loss)	.211	.005 C	(.908)	(.084)	.289	.396
Total from investment operations	.299	.137	(.881)	(.045)	.423	.558
Distributions from net investment income	(.089)	(.127)	(.025)	(.037)	(.133)	(.158)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.089)	(.127)	(.049)	(.095)	(.133)	(.158)
Net asset value, end of period	$11.09	$10.88	$10.87	$11.80	$11.94	$11.65
Total Return D,E,F	2.76%	1.27%	(7.49)%	(.38)%	3.66%	5.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38% I	1.48%	1.53%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.38% I	1.48%	1.53%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.38% I	1.48%	1.53%	1.53%	1.54%	1.54%
Net investment income (loss)	1.62% I	1.22%	.24%	.33%	1.15%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$19,145	$22,420	$31,080	$45,658	$54,337	$47,710
Portfolio turnover rate J	64% I	26%	29%	81%	54%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Limited Term Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.148	.251	.150	.168	.263	.287
Net realized and unrealized gain (loss)	.211	.004 C	(.909)	(.085)	.299	.386
Total from investment operations	.359	.255	(.759)	.083	.562	.673
Distributions from net investment income	(.149)	(.245)	(.147)	(.165)	(.262)	(.283)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.149)	(.245)	(.171)	(.223)	(.262)	(.283)
Net asset value, end of period	$11.15	$10.94	$10.93	$11.86	$12.00	$11.70
Total Return D,E	3.30%	2.37%	(6.45)%	.70%	4.87%	6.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.39%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30% H	.39%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.30% H	.39%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.70% H	2.30%	1.32%	1.41%	2.24%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,046,911	$1,277,525	$1,593,604	$2,245,757	$2,078,737	$1,563,504
Portfolio turnover rate I	64% H	26%	29%	81%	54%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.148	.247	.145	.162	.257	.282
Net realized and unrealized gain (loss)	.211	.005 C	(.910)	(.084)	.299	.386
Total from investment operations	.359	.252	(.765)	.078	.556	.668
Distributions from net investment income	(.149)	(.242)	(.141)	(.160)	(.256)	(.278)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.149)	(.242)	(.165)	(.218)	(.256)	(.278)
Net asset value, end of period	$11.15	$10.94	$10.93	$11.86	$12.00	$11.70
Total Return D,E	3.30%	2.34%	(6.49)%	.66%	4.82%	5.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.44%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30% H	.42%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.30% H	.42%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.70% H	2.27%	1.27%	1.36%	2.20%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$484,133	$494,305	$656,342	$871,438	$765,760	$524,068
Portfolio turnover rate I	64% H	26%	29%	81%	54%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70	$11.28
Income from Investment Operations
Net investment income (loss) B,C	.151	.259	.160	.179	.273	.273
Net realized and unrealized gain (loss)	.210	.004 D	(.909)	(.085)	.299	.415
Total from investment operations	.361	.263	(.749)	.094	.572	.688
Distributions from net investment income	(.151)	(.253)	(.157)	(.176)	(.272)	(.268)
Distributions from net realized gain	-	-	(.024)	(.058)	-	-
Total distributions	(.151)	(.253)	(.181)	(.234)	(.272)	(.268)
Net asset value, end of period	$11.15	$10.94	$10.93	$11.86	$12.00	$11.70
Total Return E,F	3.32%	2.45%	(6.36)%	.79%	4.97%	6.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.34%	.40%	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.25% I	.32%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.25% I	.32%	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.75% I	2.38%	1.41%	1.50%	2.33%	2.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$136,565	$157,093	$215,329	$301,008	$217,972	$64,672
Portfolio turnover rate J	64% I	26%	29%	81%	54%	29%

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,127,505
Gross unrealized depreciation	(90,835,631)
Net unrealized appreciation (depreciation)	$(85,708,126)
Tax cost	$2,355,231,520

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,460,661)
Long-term	(58,873,927)
Total capital loss carryforward	$(85,334,588)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	332,934,563	665,183,354
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$384,237	$23,919
Class M	-%	.25%	135,918	967
Class C	.75%	.25%	103,384	4,599
			$623,539	$29,485

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,463
Class M	929
Class C A	113
$14,505

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$235,230.15
Class M	82,265.15
Class C	18,147.18
Fidelity Limited Term Bond Fund	589,541.10
Class I	359,476.15
Class Z	35,917.05
	$1,320,576

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event- Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class I	.30%	120,135

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $865.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$ 3,672,593	$6,440,434
Class M	1,301,210	2,195,885
Class C	167,408	305,237
Fidelity Limited Term Bond Fund	15,844,619	31,605,105
Class I	6,563,436	12,949,496
Class Z	1,971,115	4,146,383
Total	$29,520,381	$57,642,540
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	7,705,311	12,476,809	$84,867,918	$135,307,742
Reinvestment of distributions	318,857	570,072	3,517,132	6,180,752
Shares redeemed	(9,746,985)	(17,846,330)	(107,372,206)	(193,397,463)
Net increase (decrease)	(1,722,817)	(4,799,449)	$(18,987,156)	$(51,908,969)
Class M
Shares sold	926,420	2,434,698	$10,200,620	$26,403,092
Reinvestment of distributions	114,178	194,867	1,260,190	2,114,773
Shares redeemed	(1,695,905)	(3,306,910)	(18,684,461)	(35,804,127)
Net increase (decrease)	(655,307)	(677,345)	$(7,223,651)	$(7,286,262)
Class C
Shares sold	164,396	340,134	$1,794,023	$3,665,612
Reinvestment of distributions	14,466	27,067	159,164	292,923
Shares redeemed	(513,071)	(1,165,878)	(5,619,086)	(12,588,331)
Net increase (decrease)	(334,209)	(798,677)	$(3,665,899)	$(8,629,796)
Fidelity Limited Term Bond Fund
Shares sold	4,672,974	12,998,512	$51,451,161	$140,430,844
Reinvestment of distributions	1,213,507	2,299,237	13,419,611	24,985,880
Shares redeemed	(28,785,319)	(44,350,042)	(319,032,379)	(480,847,906)
Net increase (decrease)	(22,898,838)	(29,052,293)	$(254,161,607)	$(315,431,182)
Class I
Shares sold	5,914,476	15,881,555	$65,479,986	$172,467,301
Reinvestment of distributions	446,171	1,063,942	4,934,766	11,563,285
Shares redeemed	(8,128,729)	(31,820,863)	(89,684,683)	(345,211,280)
Net increase (decrease)	(1,768,082)	(14,875,366)	$(19,269,931)	$(161,180,694)
Class Z
Shares sold	2,181,295	6,826,373	$23,960,758	$74,027,476
Reinvestment of distributions	136,828	295,698	1,513,446	3,212,873
Shares redeemed	(4,431,552)	(12,467,552)	(48,691,877)	(134,663,090)
Net increase (decrease)	(2,113,429)	(5,345,481)	$(23,217,673)	$(57,422,741)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity Advisor® Limited Term Bond Fund
Class A	.61%
Actual		$ 1,000	$ 1,031.50	$ 3.08
Hypothetical-B		$ 1,000	$ 1,021.83	$ 3.07
Class M	.60%
Actual		$ 1,000	$ 1,031.50	$ 3.03
Hypothetical-B		$ 1,000	$ 1,021.88	$ 3.02
Class C	1.38%
Actual		$ 1,000	$ 1,027.60	$ 6.96
Hypothetical-B		$ 1,000	$ 1,018.00	$ 6.92
Fidelity® Limited Term Bond Fund	.30%
Actual		$ 1,000	$ 1,033.00	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51
Class I	.30%
Actual		$ 1,000	$ 1,033.00	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51
Class Z	.25%
Actual		$ 1,000	$ 1,033.20	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Limited Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Advisor Limited Term Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.704556.126
LTB-SANN-0424
Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (30.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (30.8)%
Written options - (0.9)%
Futures and Swaps - (9.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 3.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
4.125% 8/15/53	3,890,000	3,724,067
4.375% 8/15/43	1,450,000	1,419,641
U.S. Treasury Notes:
4% 1/15/27	3,710,000	3,666,523
4% 2/15/27	5,940,000	5,891,273
4.625% 11/15/26	1,600,000	1,606,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,184,992)		16,307,504

U.S. Government Agency - Mortgage Securities - 122.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 37.2%
1.5% 11/1/35 to 6/1/51 (b)	10,039,692	8,269,925
2% 2/1/28 to 3/1/52	53,931,329	45,005,823
2.5% 1/1/28 to 1/1/52	61,338,790	52,508,865
3% 2/1/31 to 6/1/52	35,259,311	30,746,860
3.5% 7/1/34 to 4/1/52 (c)	13,481,341	12,213,274
3.5% 12/1/46	1,757,732	1,616,124
4% 3/1/46 to 12/1/53	11,709,923	10,886,345
4.5% 5/1/39 to 11/1/52 (d)	10,834,528	10,389,260
5% 9/1/52 to 11/1/53	9,128,050	8,918,292
5.5% 9/1/52 to 8/1/53	7,129,134	7,100,370
6% 11/1/52 to 9/1/53	4,909,736	4,964,316
6% 11/1/53	1,700,569	1,712,752
6.5% 9/1/53 to 1/1/54	5,077,532	5,233,089
TOTAL FANNIE MAE		199,565,295
Freddie Mac - 22.9%
1.5% 7/1/35 to 6/1/51	20,996,947	16,074,747
2% 5/1/36 to 4/1/52	37,948,508	31,018,808
2.5% 1/1/28 to 12/1/51 (b)	29,336,961	25,013,691
3% 12/1/30 to 6/1/53	13,110,214	11,508,593
3.5% 11/1/33 to 5/1/52	7,923,273	7,169,174
3.5% 7/1/42	461,970	425,480
3.5% 7/1/42	204,780	188,758
3.5% 9/1/42	599,941	552,170
3.5% 11/1/42	181,769	167,133
4% 5/1/38 to 10/1/52	7,427,491	6,935,859
4.5% 10/1/39 to 7/1/49	4,421,961	4,281,902
5% 10/1/52 to 8/1/53	5,503,697	5,399,466
5.5% 10/1/52 to 3/1/54 (b)	6,338,979	6,340,417
5.5% 1/1/54	321,623	318,461
5.5% 2/1/54	129,064	127,795
5.5% 3/1/54	445,554	441,173
6% 3/1/53 to 11/1/53	3,878,487	3,934,878
6.5% 9/1/53 to 1/1/54 (b)	2,695,540	2,784,625
TOTAL FREDDIE MAC		122,683,130
Ginnie Mae - 32.4%
2% 11/20/50 to 5/20/52	10,651,810	8,669,574
2% 3/1/54 (e)	3,400,000	2,766,940
2% 3/1/54 (e)	2,450,000	1,993,825
2% 3/1/54 (e)	3,350,000	2,726,250
2% 3/1/54 (e)	1,900,000	1,546,231
2% 3/1/54 (e)	2,900,000	2,360,037
2% 3/1/54 (e)	2,550,000	2,075,205
2% 3/1/54 (e)	7,050,000	5,737,332
2% 3/1/54 (e)	4,800,000	3,906,269
2% 3/1/54 (e)	3,600,000	2,929,702
2% 3/1/54 (e)	1,150,000	935,877
2% 3/1/54 (e)	2,750,000	2,237,967
2% 3/1/54 (e)	1,950,000	1,586,922
2% 4/1/54 (e)	12,550,000	10,220,128
2% 4/1/54 (e)	9,750,000	7,939,940
2% 4/1/54 (e)	975,000	793,994
2% 4/1/54 (e)	425,000	346,100
2% 4/1/54 (e)	5,025,000	4,092,123
2% 4/1/54 (e)	5,075,000	4,132,840
2% 4/1/54 (e)	10,125,000	8,245,322
2% 4/1/54 (e)	375,000	305,382
2.5% 8/20/47 to 1/20/52	12,722,792	10,662,991
2.5% 3/1/54 (e)	4,350,000	3,680,804
2.5% 3/1/54 (e)	6,450,000	5,457,744
2.5% 3/1/54 (e)	3,750,000	3,173,107
2.5% 4/1/54 (e)	225,000	190,545
3% 2/20/50	224,616	196,173
3% 3/1/54 (e)	2,300,000	2,016,984
3% 3/1/54 (e)	9,150,000	8,024,089
3% 3/1/54 (e)	2,725,000	2,389,688
3% 3/1/54 (e)	5,000,000	4,384,748
3% 4/1/54 (e)	2,225,000	1,952,603
3% 4/1/54 (e)	9,150,000	8,029,808
3.5% 9/20/40 to 12/20/49	338,635	313,349
3.5% 3/1/54 (e)	3,450,000	3,120,302
3.5% 3/1/54 (e)	6,300,000	5,697,942
4% 10/20/40 to 10/20/52	6,807,818	6,376,648
4.5% 4/20/53	1,394,416	1,332,348
5% 4/20/48 to 6/20/48	458,156	455,776
5% 3/1/54 (e)	5,200,000	5,079,020
5.5% 3/1/54 (e)	3,800,000	3,775,683
5.5% 3/1/54 (e)	2,400,000	2,384,642
6% 3/1/54 (e)	1,300,000	1,306,682
6% 3/1/54 (e)	800,000	804,112
6% 3/1/54 (e)	3,800,000	3,819,533
6% 3/1/54 (e)	400,000	402,056
6% 3/1/54 (e)	6,900,000	6,935,467
6.5% 3/1/54 (e)	4,000,000	4,054,688
6.5% 4/1/54 (e)	1,400,000	1,418,156
6.5% 4/1/54 (e)	1,050,000	1,063,617
TOTAL GINNIE MAE		174,047,265
Uniform Mortgage Backed Securities - 30.2%
2% 3/1/54 (e)	1,600,000	1,257,681
2% 3/1/54 (e)	10,600,000	8,332,138
2% 3/1/54 (e)	7,250,000	5,698,868
2% 3/1/54 (e)	10,850,000	8,528,651
2% 3/1/54 (e)	5,300,000	4,166,069
2% 3/1/54 (e)	3,550,000	2,790,480
2% 3/1/54 (e)	3,100,000	2,436,757
2% 3/1/54 (e)	1,600,000	1,257,681
2% 4/1/54 (e)	1,375,000	1,082,216
2% 4/1/54 (e)	14,100,000	11,097,636
2% 4/1/54 (e)	2,500,000	1,967,666
2% 4/1/54 (e)	3,100,000	2,439,906
2% 4/1/54 (e)	1,550,000	1,219,953
2% 4/1/54 (e)	6,150,000	4,840,458
2.5% 3/1/54 (e)	800,000	657,250
2.5% 3/1/54 (e)	175,000	143,773
2.5% 3/1/54 (e)	200,000	164,313
3% 3/1/54 (e)	7,400,000	6,331,047
3% 3/1/54 (e)	1,850,000	1,582,762
3% 3/1/54 (e)	2,200,000	1,882,203
3% 3/1/54 (e)	3,350,000	2,866,082
3% 3/1/54 (e)	1,800,000	1,539,984
3% 3/1/54 (e)	1,350,000	1,154,988
3% 3/1/54 (e)	1,300,000	1,112,211
3% 3/1/54 (e)	1,600,000	1,368,875
3% 3/1/54 (e)	2,300,000	1,967,758
3% 3/1/54 (e)	100,000	85,555
3% 3/1/54 (e)	2,600,000	2,224,422
3% 4/1/54 (e)	9,350,000	8,008,129
3.5% 3/1/54 (e)	1,000,000	889,570
3.5% 3/1/54 (e)	2,350,000	2,090,490
4.5% 3/1/54 (e)	3,600,000	3,406,781
5% 3/1/54 (e)	800,000	775,875
5.5% 3/1/54 (e)	3,900,000	3,858,258
5.5% 3/1/54 (e)	3,000,000	2,967,891
5.5% 3/1/54 (e)	2,200,000	2,176,453
6% 3/1/54 (e)	1,750,000	1,757,656
6% 3/1/54 (e)	3,300,000	3,314,438
6% 3/1/54 (e)	3,050,000	3,063,344
6% 3/1/54 (e)	3,550,000	3,565,531
6% 3/1/54 (e)	1,200,000	1,205,250
6% 3/1/54 (e)	1,200,000	1,205,250
6% 3/1/54 (e)	1,200,000	1,205,250
6% 3/1/54 (e)	3,200,000	3,214,000
6% 3/1/54 (e)	8,600,000	8,637,625
6% 3/1/54 (e)	1,750,000	1,757,656
6.5% 3/1/54 (e)	5,700,000	5,799,750
6.5% 3/1/54 (e)	7,200,000	7,326,000
6.5% 3/1/54 (e)	11,500,000	11,701,250
6.5% 3/1/54 (e)	3,600,000	3,663,000
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		161,786,830
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $693,827,565)		658,082,520

Asset-Backed Securities - 4.9%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	679,000	677,665
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	492,000	490,227
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	1,330,000	1,241,026
Series 2023-A1 Class A, 4.42% 5/15/28	1,400,000	1,382,720
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,555,401	2,554,005
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	234,000	238,220
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (f)	140,471	137,235
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (f)	157,846	158,780
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	485,625	484,873
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	2,100,000	2,097,346
Series 2023 A1 Class A, 4.31% 3/15/28	1,200,000	1,184,016
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (f)	132,199	132,505
Class A3, 5.64% 2/22/28 (f)	102,000	103,058
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (f)	371,000	376,629
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (f)	2,750,000	2,568,725
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (f)	789,000	785,478
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	95,127	95,047
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	214,000	215,280
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	313,000	309,531
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	106,000	106,209
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (f)	1,126,000	1,130,274
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	219,000	218,209
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600,000	602,720
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (f)	156,860	157,087
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (f)	1,000,000	1,007,287
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (f)	574,324	548,857
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (f)	144,966	145,189
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	789,333	664,103
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (f)	247,000	248,411
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (f)	192,346	192,102
Class A3, 4.93% 4/20/26 (f)	242,000	240,973
Series 2024-A Class A3, 5.25% 4/20/27 (f)	262,000	261,933
Upstart Securitization Trust:
Series 2021-5 Class A, 1.31% 11/20/31 (f)	42,728	42,577
Series 2022-1 Class A, 3.12% 3/20/32 (f)	213,262	211,425
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (f)(g)	378,444	368,186
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	800,000	791,261
Series 2023 2 Class A, 4.89% 4/13/28	700,000	696,276
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,356,000	1,356,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (f)	1,125,000	1,135,032
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (f)	277,506	288,515
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	101,412	101,274
Class A3, 4.66% 5/15/28	256,000	253,533
Series 2023-C Class A3, 5.15% 11/15/28	130,000	130,083
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	192,191	192,046
TOTAL ASSET-BACKED SECURITIES (Cost $26,286,917)		26,321,928

Collateralized Mortgage Obligations - 7.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (f)	150,263	143,262
Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,268,582	1,076,800
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (f)	306,493	276,899
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(g)	52,020	50,665
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (f)	980,040	870,302
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	117,073	109,038
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	165,086	159,890
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (f)	28,635	28,433
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (f)	1,489,344	1,464,472
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (f)(g)	401,865	390,742
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (f)	846,443	777,584
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	47,473	43,230
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	229,131	213,092
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (f)	1,308,332	1,175,178
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (f)	56,238	53,694
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (f)	100,000	94,950
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (f)	187,359	183,407
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	93,261	83,247
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(g)	125,894	112,489
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	130,104	126,048
Series 2022-HB1 Class A, 4.272% 4/25/32 (f)	84,384	82,462
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	235,902	220,720
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (f)(g)	1,955,613	1,765,671
Series 2022-K147 Class A2, 3.75% 7/25/62 (f)	408,745	376,896
TOTAL PRIVATE SPONSOR		9,879,171
U.S. Government Agency - 5.8%
Fannie Mae:
planned amortization class:
Series 2021-69 Class JK, 1.5% 10/25/51	282,809	229,588
Series 2022-2 Class TH, 2.5% 2/25/52	163,138	144,365
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	454,684	384,812
Series 2020-43 Class MA, 2% 1/25/45	383,490	342,204
Series 2020-49 Class JA, 2% 8/25/44	239,013	214,789
Series 2020-51 Class BA, 2% 6/25/46	626,460	533,924
Series 2020-80 Class BA, 1.5% 3/25/45	607,232	517,699
Series 2021-68 Class A, 2% 7/25/49	492,141	383,884
Series 2021-85 Class L, 2.5% 8/25/48	269,970	233,169
Series 2021-95:
Class 0, 2.5% 9/25/48	540,287	467,702
Class BA, 2.5% 6/25/49	816,783	704,157
Series 2021-96 Class HA, 2.5% 2/25/50	430,922	369,932
Series 2022-1 Class KA, 3% 5/25/48	266,134	237,967
Series 2022-11 Class B, 3% 6/25/49	310,003	280,701
Series 2022-13:
Class HA, 3% 8/25/46	301,047	275,706
Class JA, 3% 5/25/48	290,163	260,137
Series 2022-3:
Class D, 2% 2/25/48	753,462	650,969
Class N, 2% 10/25/47	2,131,462	1,815,365
Series 2022-30 Class E, 4.5% 7/25/48	768,835	743,018
Series 2022-4 Class B, 2.5% 5/25/49	316,560	273,068
Series 2022-49 Class TC, 4% 12/25/48	245,193	231,649
Series 2022-5:
Class 0, 2.5% 6/25/48	296,720	257,814
Class DA, 2.25% 11/25/47	880,334	762,524
Series 2022-7:
Class A, 3% 5/25/48	379,365	339,227
Class E, 2.5% 11/25/47	794,583	697,645
Series 2022-9 Class BA, 3% 5/25/48	232,201	207,653
Series 2013-44 Class DJ, 1.85% 5/25/33	87,001	77,822
Series 2020-45 Class JL, 3% 7/25/40	23,642	21,127
Series 2021-59 Class H, 2% 6/25/48	276,949	221,821
Series 2021-66:
Class DA, 2% 1/25/48	300,372	241,653
Class DM, 2% 1/25/48	319,209	256,509
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	208,621	170,496
Series 2021-5148:
Class AD, 1.5% 10/25/51	281,514	230,249
Class PC, 1.5% 10/25/51	279,052	226,597
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	365,816	328,964
Series 2020-5018:
Class LC, 3% 10/25/40	159,417	142,629
Class LY, 3% 10/25/40	121,132	108,349
Series 2021-5169 Class TP, 2.5% 6/25/49	222,090	188,887
Series 2021-5175 Class CB, 2.5% 4/25/50	1,550,837	1,331,711
Series 2021-5180 Class KA, 2.5% 10/25/47	313,808	273,864
Series 2022-5189:
Class DA, 2.5% 5/25/49	213,414	181,776
Class TP, 2.5% 5/25/49	231,649	197,304
Series 2022-5190:
Class BA, 2.5% 11/25/47	195,422	170,440
Class CA, 2.5% 5/25/49	194,239	165,404
Series 2022-5191 Class CA, 2.5% 4/25/50	369,998	315,443
Series 2022-5197:
Class A, 2.5% 6/25/49	194,240	165,404
Class DA, 2.5% 11/25/47	148,389	129,527
Series 2022-5198 Class BA, 2.5% 11/25/47	722,318	640,364
Series 2022-5200 Class LA, 3% 10/25/48	365,375	330,055
Series 2022-5201 Class EB, 3% 2/25/48	4,103,647	3,724,908
Series 2022-5202:
Class AG, 3% 1/25/49	144,766	130,404
Class LB, 2.5% 10/25/47	158,415	138,476
Class UA, 3% 4/25/50	340,241	302,391
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,431,028	1,163,182
Class LB, 3% 11/25/40	271,449	243,037
Series 2020-5046 Class PT, 1.5% 11/25/40	1,085,485	881,506
Series 2021-5083 Class VA, 1% 8/15/38	846,425	788,768
Series 2021-5176 Class AG, 2% 1/25/47	1,166,623	995,032
Series 2021-5182 Class A, 2.5% 10/25/48	2,036,324	1,772,414
Series 2022-5210 Class AB, 3% 1/25/42	423,766	385,483
Series 2022-5214 Class CB, 3.25% 4/25/52	1,070,976	977,381
Series 2022-5236 Class P, 5% 4/25/48	353,359	349,179
Series 2022-5266 Class CD, 4.5% 10/25/44	210,047	204,757
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	358,328	293,594
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	218,458	186,606
Class GC, 2% 11/25/47	251,052	211,227
Series 2021-5164 Class M, 2.5% 7/25/48	222,892	190,430
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (g)(h)	90,763	88,682
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	20,344	18,345
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	122,253	108,179
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	40,217	38,475
TOTAL U.S. GOVERNMENT AGENCY		30,868,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,759,793)		40,747,690

Commercial Mortgage Securities - 16.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (f)(g)(h)	275,000	271,391
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (f)(g)(h)	100,000	98,063
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	573,260
Class ANM, 3.112% 11/5/32 (f)	100,000	92,390
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,159,000	1,088,661
Series 2018-BN10:
Class A4, 3.428% 2/15/61	233,271	220,463
Class A5, 3.688% 2/15/61	1,900,000	1,791,767
Series 2018-BN14:
Class A4, 4.231% 9/15/60	600,000	574,918
Class ASB, 4.185% 9/15/60	287,006	279,958
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	93,713
Series 2020-BN26 Class ASB, 2.313% 3/15/63	900,000	830,046
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	400,000	406,526
Class A3, 6.26% 4/15/56	1,400,000	1,443,915
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (g)(j)	2,000,000	43,544
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (g)(j)	3,008,102	152,338
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A5, 4.217% 8/15/61	700,000	668,396
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	600,000	564,444
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56	1,000,000	1,049,096
BBCMS Mortgage Trust sequential payer:
Series 2021-C9 Class ASB, 1.96% 2/15/54	300,000	268,855
Series 2023-C21 Class A3, 6.2963% 9/15/56 (g)	246,000	257,467
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	400,000	417,535
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class A3, 5.8053% 1/10/57	600,000	615,902
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	314,223	304,088
Series 2018-B2 Class ASB, 3.7802% 2/15/51	286,366	279,583
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,949
Series 2023-V4 Class A3, 6.8409% 11/15/56	267,000	283,695
Series 2019-B12 Class XA, 1.0242% 8/15/52 (g)(j)	926,542	30,820
Series 2019-B14 Class XA, 0.7701% 12/15/62 (g)(j)	9,623,678	243,789
Series 2020-B17 Class XA, 1.4137% 3/15/53 (g)(j)	2,088,723	100,703
Series 2020-B18 Class XA, 1.7799% 7/15/53 (g)(j)	1,446,674	89,902
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (f)(g)(h)	531,000	512,557
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (f)(g)(h)	233,000	232,815
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	800,000	836,893
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (f)(g)(h)	1,680,000	1,685,193
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (f)(g)(h)	54,000	53,916
BX Commercial Mortgage Trust:
floater:
Series 2019-XL Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (f)(g)(h)	170,000	169,575
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (f)(g)(h)	100,000	99,313
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (f)(g)(h)	475,000	470,102
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (f)(g)(h)	302,331	299,320
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (f)(g)(h)	404,185	404,185
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (f)(g)(h)	361,000	363,482
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (f)(g)(h)	100,000	100,781
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (f)(g)(h)	6,073	6,063
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (f)(g)(h)	119,000	118,683
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (f)(g)(h)	563,000	563,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (f)(g)(h)	88,274	87,447
BX Trust:
floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (f)(g)(h)	506,078	507,347
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (f)(g)(h)	85,055	84,417
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (f)(g)(h)	652,000	651,796
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,422,010	1,376,136
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	439,884	415,071
Series 2017-C8 Class A3, 3.3048% 6/15/50	694,202	652,288
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (f)(g)(h)	100,000	98,872
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (f)(g)(h)	100,000	96,415
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-P1 Class A5, 3.717% 9/15/48	1,090,000	1,056,637
Series 2017-P7 Class AAB, 3.509% 4/14/50	238,225	232,481
Series 2015-GC33 Class AAB, 3.522% 9/10/58	96,595	94,951
Series 2019-GC41 Class XA, 1.0393% 8/10/56 (g)(j)	4,510,915	163,835
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	398,980	392,123
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,000,000	970,398
Series 2015-LC21 Class A4, 3.708% 7/10/48	1,000,000	971,518
Series 2016-COR1 Class ASB, 2.972% 10/10/49	372,972	360,619
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (f)(g)(h)	2,483,821	2,483,841
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (f)(g)(h)	486,789	486,772
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,143,055	1,111,713
Series 2016-C7 Class ASB, 3.3143% 11/15/49	402,635	394,460
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	459,263	444,669
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (f)(g)(h)	948,896	939,407
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (f)(g)(h)	661,230	653,998
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (f)(g)(h)	609,612	608,851
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	43,000	41,814
Series 2016-K054 Class A2, 2.745% 1/25/26	1,151,194	1,106,792
Series 2016-K055 Class A2, 2.673% 3/25/26	2,300,000	2,201,958
Series 2020-K117 Class A2, 1.406% 8/25/30	900,000	735,379
Series 2021-K127 Class A2, 2.108% 1/25/31	1,600,000	1,354,818
Series 2022-K141 Class A2, 2.25% 2/25/32	454,000	379,270
Series 2022-K146 Class A2, 2.92% 6/25/32	969,000	846,758
Series 2022-K147 Class A2, 3% 6/25/32	1,208,000	1,061,598
Series 2022-K750 Class A2, 3% 9/25/29	4,910,000	4,518,966
Series 2023-K751 Class A2, 4.412% 3/25/30	1,260,000	1,236,446
Series 2023-K752 Class A2, 4.284% 7/25/30	1,200,000	1,167,724
Series 2023-K754 Class A2, 4.94% 11/25/30	2,200,000	2,217,095
Series K058 Class A2, 2.653% 8/25/26	1,700,000	1,615,145
Series K065 Class A2, 3.243% 4/25/27	500,000	479,093
Series K069 Class A2, 3.187% 9/25/27	300,000	285,328
Series 2017-K727 Class A2, 2.946% 7/25/24	655,127	648,659
Series 2022 K748 Class A2, 2.26% 1/25/29	1,425,000	1,272,270
Series K047 Class A2, 3.329% 5/25/25	1,873,908	1,833,498
Series K086 Class A2, 3.859% 11/25/28	2,277,000	2,192,652
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,102,239	1,079,453
Series K044 Class A2, 2.811% 1/25/25	1,130,825	1,106,638
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (f)(g)(h)	652,234	649,219
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (f)(g)(h)	138,696	135,228
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (f)(g)(h)	963,000	949,179
sequential payer:
Series 2016-GC34 Class AAB, 3.278% 10/10/48	24,246	23,753
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	178,520
Series 2018-GS10:
Class A4, 3.89% 7/10/51	3,200,000	3,022,191
Class A5, 4.155% 7/10/51	200,000	185,753
Class AAB, 4.106% 7/10/51	86,148	83,822
Series 2018-GS9 Class A4, 3.992% 3/10/51	300,000	278,612
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	300,000	279,733
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (f)(g)	671,744	651,059
Series 2013-GC13 Class A/S, 3.8369% 7/10/46 (f)(g)	74,600	70,945
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (f)(g)(h)	1,857,000	1,866,865
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9141% 4/15/37 (f)(g)(h)	976,280	922,584
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	120,009	119,721
Series 2014-C22 Class ASB, 3.5036% 9/15/47	14,197	14,148
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	247,551	239,491
Series 2018-C8 Class ASB, 4.145% 6/15/51	864,665	840,509
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	569,500
Series 2013-LC11 Class A/S, 3.216% 4/15/46	86,355	79,536
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	53,321
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (f)(g)(h)	400,000	395,500
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	172,745	171,834
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	72,995
Series 2016-C30 Class ASB, 2.729% 9/15/49	417,698	406,471
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 12/15/36 (f)(g)(h)	1,000,000	796,653
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	700,000	658,745
Series 2017-HR2:
Class A3, 3.33% 12/15/50	297,275	277,992
Class A4, 3.587% 12/15/50	340,000	319,057
Series 2019-L2 Class A3, 3.806% 3/15/52	500,000	467,882
Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	261,979
Series 2018-H4 Class A4, 4.31% 12/15/51	600,000	573,562
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)(g)	26,000	23,741
Series 2021-L6 Class XA, 1.2063% 6/15/54 (g)(j)	977,411	52,276
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (f)	790,017	710,471
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (f)(g)	700,000	722,013
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (f)(g)(h)	300,455	301,581
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (f)(g)(h)	658,353	648,478
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2325% 4/15/36 (f)(g)(h)	1,900,000	1,877,588
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (f)(g)(h)	212,000	209,483
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (f)(g)(h)	1,722,353	1,714,557
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (f)(g)(h)	216,251	214,089
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	74,379	72,137
Series 2017-C3 Class ASB, 3.215% 8/15/50	984,763	951,324
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,616,565	1,582,531
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (f)(g)(j)	1,600,000	36,990
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (f)(g)(h)	845,000	828,111
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	838,747	830,825
Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	89,519
Series 2018-C46 Class XA, 0.9198% 8/15/51 (g)(j)	895,829	19,826
Series 2019-C54 Class XA, 0.8185% 12/15/52 (g)(j)	5,859,386	211,326
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,745,503)		88,508,696

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $20,887,152)	20,882,976	20,887,152

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,800,000	91,731
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,400,000	300,406

TOTAL PUT OPTIONS			392,137
Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,800,000	38,550
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,400,000	376,625

TOTAL CALL OPTIONS			415,175
TOTAL PURCHASED SWAPTIONS (Cost $819,176)			807,312

TOTAL INVESTMENT IN SECURITIES - 158.7% (Cost $889,511,098)	851,662,802
NET OTHER ASSETS (LIABILITIES) - (58.7)%	(315,126,506)
NET ASSETS - 100.0%	536,536,296

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(12,550,000)	(10,213,265)
2% 3/1/54	(9,750,000)	(7,934,609)
2% 3/1/54	(975,000)	(793,461)
2% 3/1/54	(425,000)	(345,868)
2% 3/1/54	(5,025,000)	(4,089,375)
2% 3/1/54	(5,075,000)	(4,130,065)
2% 3/1/54	(10,125,000)	(8,239,786)
2% 3/1/54	(375,000)	(305,177)
2.5% 3/1/54	(2,200,000)	(1,861,556)
2.5% 3/1/54	(225,000)	(190,386)
3% 3/1/54	(9,150,000)	(8,024,089)
3% 3/1/54	(2,225,000)	(1,951,213)
6.5% 3/1/54	(1,400,000)	(1,419,141)
6.5% 3/1/54	(1,050,000)	(1,064,356)

TOTAL GINNIE MAE		(50,562,347)

Uniform Mortgage Backed Securities
2% 3/1/54	(6,150,000)	(4,834,212)
2% 3/1/54	(1,375,000)	(1,080,820)
2% 3/1/54	(14,100,000)	(11,083,316)
2% 3/1/54	(1,300,000)	(1,021,866)
2% 3/1/54	(4,600,000)	(3,615,834)
2% 3/1/54	(2,500,000)	(1,965,127)
2% 3/1/54	(3,100,000)	(2,436,757)
2% 3/1/54	(1,550,000)	(1,218,379)
2% 3/1/54	(2,100,000)	(1,650,707)
2% 3/1/54	(1,500,000)	(1,179,076)
2% 3/1/54	(200,000)	(157,210)
2.5% 3/1/54	(1,175,000)	(965,336)
2.5% 3/1/54	(1,800,000)	(1,478,813)
3% 3/1/54	(9,350,000)	(7,999,364)
3% 3/1/54	(4,300,000)	(3,678,852)
3% 3/1/54	(7,800,000)	(6,673,266)
3% 3/1/54	(1,400,000)	(1,197,766)
3% 3/1/54	(2,600,000)	(2,224,422)
4.5% 3/1/54	(5,775,000)	(5,465,045)
5% 3/1/54	(3,750,000)	(3,636,914)
5.5% 3/1/54	(3,900,000)	(3,858,258)
5.5% 3/1/54	(500,000)	(494,648)
5.5% 3/1/54	(575,000)	(568,846)
5.5% 3/1/54	(900,000)	(890,367)
6% 3/1/54	(1,000,000)	(1,004,375)
6% 3/1/54	(600,000)	(602,625)
6% 3/1/54	(300,000)	(301,313)
6% 3/1/54	(2,400,000)	(2,410,500)
6% 3/1/54	(600,000)	(602,625)
6% 3/1/54	(75,000)	(75,328)
6% 3/1/54	(750,000)	(753,281)
6% 3/1/54	(1,700,000)	(1,707,438)
6.5% 3/1/54	(1,600,000)	(1,628,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(78,460,686)

TOTAL TBA SALE COMMITMENTS (Proceeds $129,226,766)		(129,023,033)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	2,300,000	(89,401)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,300,000	(96,229)

TOTAL WRITTEN SWAPTIONS			(185,630)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	41	Jun 2024	8,394,750	4,402	4,402
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2024	119,250	1,170	1,170
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Jun 2024	895,125	12,999	12,999

TOTAL PURCHASED					18,571

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	109	Jun 2024	12,037,688	(40,893)	(40,893)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	68	Jun 2024	7,269,625	(13,949)	(13,949)

TOTAL SOLD					(54,842)

TOTAL FUTURES CONTRACTS					(36,271)
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 3.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $68,770,753.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	160	(60)	100
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	2,799	(3,154)	(355)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	8,158	(11,010)	(2,852)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	10,398	(8,712)	1,686
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	11,278	(9,835)	1,443
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	25,507	(37,177)	(11,670)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	36,666	(51,672)	(15,006)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	240,000	38,261	(66,411)	(28,150)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	12,754	(21,184)	(8,430)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	170,000	27,101	(51,571)	(24,470)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80,000	12,754	(18,785)	(6,031)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	15,942	(19,533)	(3,591)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	31,884	(33,173)	(1,289)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	25,507	(42,346)	(16,839)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	25,507	(46,042)	(20,535)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	22,319	(39,805)	(17,486)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	170,000	27,101	(47,922)	(20,821)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	110,000	17,536	(29,256)	(11,720)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	51,014	(80,025)	(29,011)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,754	(19,044)	(6,290)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	17,536	(25,483)	(7,947)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,942	(16,959)	(1,017)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	33,478	(53,464)	(19,986)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	13,691	(14,496)	(805)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	13,691	(14,234)	(543)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,691	(14,144)	(453)

TOTAL BUY PROTECTION							523,429	(775,497)	(252,068)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(16,317)	46,470	30,153
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(16,477)	48,259	31,782
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	520,000	(7,799)	13,456	5,657
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,070,000	(16,047)	28,755	12,708
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	310,000	(4,649)	5,227	578
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	490,000	(9,024)	21,020	11,996

TOTAL SELL PROTECTION							(70,313)	163,187	92,874
TOTAL CREDIT DEFAULT SWAPS							453,116	(612,310)	(159,194)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	33,928,000	160,638	0	160,638
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	6,148,000	33,670	0	33,670
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	1,008,000	6,759	0	6,759
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	15,403,000	103,850	0	103,850
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	2,880,000	14,965	0	14,965
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	441,000	(3,005)	0	(3,005)
TOTAL INTEREST RATE SWAPS							316,877	0	316,877

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $64,636,000.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,275,378.

(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,674,327.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $333,334.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,205,918 or 9.0% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,836,862	148,524,917	140,474,627	409,793	-	-	20,887,152	0.0%
Total	12,836,862	148,524,917	140,474,627	409,793	-	-	20,887,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	16,307,504	-	16,307,504	-

U.S. Government Agency - Mortgage Securities	658,082,520	-	658,082,520	-

Asset-Backed Securities	26,321,928	-	26,321,928	-

Collateralized Mortgage Obligations	40,747,690	-	40,747,690	-

Commercial Mortgage Securities	88,508,696	-	88,508,696	-

Money Market Funds	20,887,152	20,887,152	-	-

Purchased Swaptions	807,312	-	807,312	-
Total Investments in Securities:	851,662,802	20,887,152	830,775,650	-
Derivative Instruments: Assets
Futures Contracts	18,571	18,571	-	-
Swaps	843,311	-	843,311	-
Total Assets	861,882	18,571	843,311	-
Liabilities
Futures Contracts	(54,842)	(54,842)	-	-
Swaps	(73,318)	-	(73,318)	-
Written Swaptions	(185,630)	-	(185,630)	-
Total Liabilities	(313,790)	(54,842)	(258,948)	-
Total Derivative Instruments:	548,092	(36,271)	584,363	-
Other Financial Instruments:
TBA Sale Commitments	(129,023,033)	-	(129,023,033)	-
Total Other Financial Instruments:	(129,023,033)	-	(129,023,033)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	523,429	(70,313)
Total Credit Risk	523,429	(70,313)
Interest Rate Risk
Futures Contracts (b)	18,571	(54,842)
Purchased Swaptions (c)	807,312	0
Swaps (d)	319,882	(3,005)
Written Swaptions (e)	0	(185,630)
Total Interest Rate Risk	1,145,765	(243,477)
Total Value of Derivatives	1,669,194	(313,790)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $868,623,946)	$830,775,650
Fidelity Central Funds (cost $20,887,152)	20,887,152

Total Investment in Securities (cost $889,511,098)		$851,662,802
Receivable for investments sold		830,430
Receivable for premium on written options		192,280
Receivable for TBA sale commitments		129,226,766
Receivable for fund shares sold		11,819,968
Interest receivable		1,441,502
Distributions receivable from Fidelity Central Funds		92,514
Bi-lateral OTC swaps, at value		523,429
Receivable from investment adviser for expense reductions		1,564
Total assets		995,791,255
Liabilities
Payable for investments purchased
Regular delivery	$10,535,546
Delayed delivery	309,660,936
TBA sale commitments, at value	129,023,033
Payable for swaps	14,234
Payable for fund shares redeemed	9,690,109
Distributions payable	214
Bi-lateral OTC swaps, at value	70,313
Payable for daily variation margin on futures contracts	5,633
Payable for daily variation margin on centrally cleared swaps	54,685
Written options, at value (premium receivable $192,280)	185,630
Other payables and accrued expenses	14,626
Total Liabilities		459,254,959
Net Assets		$536,536,296
Net Assets consist of:
Paid in capital		$609,645,767
Total accumulated earnings (loss)		(73,109,471)
Net Assets		$536,536,296
Net Asset Value, offering price and redemption price per share ($536,536,296 ÷ 60,966,270 shares)		$8.80
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$10,611,661
Income from Fidelity Central Funds		409,793
Total Income		11,021,454
Expenses
Custodian fees and expenses	$17,647
Independent trustees' fees and expenses	847
Total expenses before reductions	18,494
Expense reductions	(14,367)
Total expenses after reductions		4,127
Net Investment income (loss)		11,017,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,379,892)
Futures contracts	(621,551)
Swaps	(1,270,714)
Total net realized gain (loss)		(3,272,157)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,311,628
Futures contracts	526,568
Swaps	255,707
Written options	6,650
TBA Sale commitments	671,363
Total change in net unrealized appreciation (depreciation)		5,771,916
Net gain (loss)		2,499,759
Net increase (decrease) in net assets resulting from operations		$13,517,086
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,017,327	$16,627,097
Net realized gain (loss)	(3,272,157)	(15,732,995)
Change in net unrealized appreciation (depreciation)	5,771,916	(8,367,553)
Net increase (decrease) in net assets resulting from operations	13,517,086	(7,473,451)
Distributions to shareholders	(11,145,307)	(16,412,169)

Share transactions
Proceeds from sales of shares	73,613,821	175,006,969
Reinvestment of distributions	11,144,980	16,375,010
Cost of shares redeemed	(70,569,472)	(72,830,101)

Net increase (decrease) in net assets resulting from share transactions	14,189,329	118,551,878
Total increase (decrease) in net assets	16,561,108	94,666,258

Net Assets
Beginning of period	519,975,188	425,308,930
End of period	$536,536,296	$519,975,188

Other Information
Shares
Sold	8,430,976	19,614,350
Issued in reinvestment of distributions	1,279,839	1,837,995
Redeemed	(8,036,186)	(8,173,220)
Net increase (decrease)	1,674,629	13,279,125

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.77	$9.24	$10.41	$10.68	$10.45	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.181	.317	.142	.056	.209	.293
Net realized and unrealized gain (loss)	.032	(.477)	(1.165)	(.023)	.330	.475
Total from investment operations	.213	(.160)	(1.023)	.033	.539	.768
Distributions from net investment income	(.183)	(.310)	(.147)	(.083) C	(.219)	(.318)
Distributions from net realized gain	-	-	-	(.220) C	(.090)	-
Total distributions	(.183)	(.310)	(.147)	(.303)	(.309)	(.318)
Net asset value, end of period	$8.80	$8.77	$9.24	$10.41	$10.68	$10.45
Total Return D,E	2.47%	(1.73)%	(9.89)%	.32%	5.28%	7.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.02%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	.01%	.01%
Net investment income (loss)	4.18% H	3.56%	1.45%	.54%	2.00%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$536,536	$519,975	$425,309	$426,659	$188,284	$108,442
Portfolio turnover rate J	715% H	735%	761%	1091%	1014%	1434%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,797,908
Gross unrealized depreciation	(40,360,549)
Net unrealized appreciation (depreciation)	$(37,562,641)
Tax cost	$889,557,238

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,384,913)
Long-term	(4,848,311)
Total capital loss carryforward	$(32,233,224)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(33,315)	(169,516)
Total Credit Risk	(33,315)	(169,516)
Interest Rate Risk
Futures Contracts	(621,551)	526,568
Purchased Options	59,645	(9,481)
Written Options	-	6,650
Swaps	(1,237,399)	425,223
Total Interest Rate Risk	(1,799,305)	948,960
Totals	(1,832,620)	779,444

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,339,332,769	1,312,096,252
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $9,748.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,619.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Investment Grade Securitized Fund	-%-D
Actual		$ 1,000	$ 1,024.70	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Securitized Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Investment Grade Securitized Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9891238.105
IGS-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024